       As Filed With the Securities and Exchange Commission on February 27, 2001
                                             Registration Nos. 33-21119/811-5320

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549


                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933            [ ]

POST-EFFECTIVE AMENDMENT NO. 20                                    [X]
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    [ ]

AMENDMENT NO.  24

                    FLAG INVESTORS EMERGING GROWTH FUND, INC.
                    -----------------------------------------
               (Exact Name of Registrant as Specified in Charter)
                                One South Street
                               Baltimore, MD 21202
                               -------------------
               (Address of Principal Executive Offices) (Zip Code)
       Registrant's Telephone Number, including Area Code: (410) 727-1700

Daniel O. Hirsch, Esq.                   Copy to:  Richard W. Grant, Esq.
One South Street                                   Morgan, Lewis & Bockius LLP
Baltimore, MD 21202                                1701 Market Street
(Name and address of agent for service)            Philadelphia, PA 19103

It is proposed that this filing will become effective (check appropriate box)
     immediately upon filing pursuant to paragraph (b)
---
 X   on March 1, 2001 pursuant to paragraph (b)
---
     60 days after filing pursuant to paragraph (a)
---
     75 days after filing pursuant to paragraph (a)
---
     on (date) pursuant to paragraph (a)(2) of Rule 485.
---



     The Statement of Additional Information has formatting and non-material changes that have not been marked because of their number.

                                     [LOGO]
                                 FLAG INVESTORS
                INVESTING WITH A DIFFERENCE-REGISTERED TRADEMARK-


EMERGING GROWTH FUND, INC.
(CLASS A, CLASS B AND CLASS C SHARES)

[GRAPHIC]

                                   PROSPECTUS

                                  MARCH 1, 2001

The Securities and Exchange Commission has neither approved nor disapproved these securities nor has it passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

                                     [LOGO]
                                  FLAG INVESTORS
                INVESTING WITH A DIFFERENCE-REGISTERED TRADEMARK-


THIS MUTUAL FUND (THE `FUND') SEEKS TO ACHIEVE LONG-TERM CAPITAL APPRECIATION PRIMARILY THROUGH INVESTMENT IN A DIVERSIFIED PORTFOLIO OF COMMON STOCKS OF SMALL AND MID-SIZED EMERGING GROWTH COMPANIES.



The Fund offers shares through securities dealers and financial institutions that act as shareholder servicing agents. You may also buy shares through the Fund's Transfer Agent. This Prospectus describes Flag Investors Class A Shares (`Class A Shares'), Flag Investors Class B Shares (`Class B Shares') and Flag Investors Class C Shares (`Class C Shares') of the Fund. These separate classes give you a choice of sales charge and fund expenses. (See the section entitled `Sales Charges'.)



                                TABLE OF CONTENTS


INVESTMENT SUMMARY ............................................................1

FEES AND EXPENSES OF THE FUND .................................................3

INVESTMENT PROGRAM ............................................................4

THE FUND'S NET ASSET VALUE ....................................................4

HOW TO BUY SHARES .............................................................5

HOW TO REDEEM SHARES ..........................................................5

TELEPHONE TRANSACTIONS ........................................................6

SALES CHARGES .................................................................6

HOW TO CHOOSE THE CLASS THAT IS RIGHT FOR YOU .................................8

DIVIDENDS AND TAXES ...........................................................9

INVESTMENT ADVISOR AND SUB-ADVISOR ............................................9

FINANCIAL HIGHLIGHTS .........................................................10

INVESTMENT SUMMARY
--------------------------------------------------------------------------------

OBJECTIVE AND STRATEGIES


     The Fund seeks to achieve long-term capital appreciation primarily through investment in a diversified portfolio of common stocks of small and mid-sized emerging growth companies. These companies have relatively small market capitalizations. The Fund's investment advisor and sub-advisor (collectively, the `Advisors') will attempt to identify emerging growth companies, that is, companies that they believe have the ability or potential to sustain a high level of growth in their revenue, earnings, assets and cash flow. The Advisors will focus on a number of key selection criteria including a company's industry position, management quality and experience, accounting and financial policies, marketing and service capabilities and product development efforts.


RISK PROFILE

     The Fund may be suited for you if you are willing to accept the risks and uncertainties of investing in emerging growth companies in the hope of achieving above-average, long-term capital appreciation.

     GENERAL STOCK RISK. The value of an investment in the Fund will vary from day to day, based on changes in the prices of securities the Fund holds. Those prices, in turn, reflect investor perceptions of the economy, the markets and the companies represented in the Fund's portfolio.


     SMALL AND MID-CAP STOCK RISKS. The stocks of small and mid-sized companies may experience greater price volatility than those of larger companies. The market for such stocks may be more limited and the companies themselves may be more vulnerable to economic or company-specific problems. In particular, these small and mid-sized companies may have limited product lines, markets and financial resources, and may depend on a relatively small management group.



     If you invest in the Fund, you could lose money. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


FUND PERFORMANCE


     The following bar chart and table show the performance of the Fund both year-by-year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. This is an historical record and does not necessarily indicate how the Fund will perform in the future.


[CHART]

                                 CLASS A SHARES*
                          FOR YEARS ENDED DECEMBER 31,

1990       -21.07%
1991        49.62%
1992        -9.18%
1993        -0.77%
1994         5.03%
1995        37.34%
1996        18.20%
1997        20.74%
1998         6.61%
1999        49.26%
2000       -17.42%


* The bar chart does not reflect sales charges. If it did, returns would be less than those shown.



     During the eleven-year period shown in the bar chart, the highest return for a quarter was 52.16% (quarter ended 12/31/99) and the lowest return for a quarter was -29.50% (quarter ended 9/30/90).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDED DECEMBER 31, 2000)




                                                                 RUSSELL 2000-REGISTERED TRADEMARK-
                                                   CLASS A SHARES(1)      GROWTH(2)  S&P 500-REGISTERED TRADEMARK-(3)
                                                   ------------------   -----------  --------------------------------
Past One Year ........................................   -21.96%            -22.43%           -9.10%
Past Five Years ......................................    12.12%              7.14%           12.26%
Past Ten Years .......................................    13.17%             12.80%           18.33%
Since Inception ......................................    10.91%(4)           9.73%(5)        16.26%(5)


                                                                 RUSSELL 2000-REGISTERED TRADEMARK-
                                                   CLASS B SHARES(1)      GROWTH(2)  S&P 500-REGISTERED TRADEMARK-(3)
                                                   -----------------    -----------  --------------------------------
Past One Year ........................................   -22.15%            -22.43%           -9.10%
Since Inception ......................................     9.99%(6)           5.30%(7)        18.01%(7)


------------------

(1) These figures assume the reinvestment of dividends and capital gain distributions and include the impact of the current maximum sales charges.

(2) On December 19, 2000 the Board of Directors approved the Russell 2000-REGISTERED TRADEMARK- Growth Index as the Fund's primary benchmark, replacing the Standard & Poor's 500-REGISTERED TRADEMARK- Composite Stock Price Index (`S&P 500-REGISTERED TRADEMARK-'). The Russell 2000-REGISTERED TRADEMARK- Growth Index tracks the performance of the Russell 2000-REGISTERED TRADEMARK- companies with higher price-to-book ratios and higher forecasted growth values. The Russell 2000-REGISTERED TRADEMARK-Growth Index is an unmanaged index that is a widely recognized benchmark of small company stock performance. The index does not factor the costs of buying, selling and holding securities--costs which are reflected in the Fund's results. The Russell 2000-REGISTERED TRADEMARK Growth Index may be a better comparison for the performance of the Fund than the S&P 500-REGISTERED TRADEMARK-, which tracks larger, more developed stocks.

(3) The S&P 500-REGISTERED TRADEMARK- is an unmanaged index that is a widely recognized benchmark of general market performance. The S&P
     500-REGISTERED TRADEMARK- is a passive measure of equity market returns. The index does not factor in the costs of buying, selling and holding securities--costs which are reflected in the Fund's results.

(4)  June 15, 1988.

(5)  For the period 6/30/88 through 12/31/00.

(6)  June 20, 1996.

(7)  For the period from 6/30/96 through 12/31/00.



     No performance information is provided for the Class C Shares because they were not offered for a full calendar year as of December 31, 2000. However, performance of the Class C Shares is expected to be similar to that of the Fund's other classes and will differ only to the extent that Class C Shares do not have the same expenses.

FEES AND EXPENSES OF THE FUND
--------------------------------------------------------------------------------

     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


                                                                                     CLASS A          CLASS B           CLASS C
                                                                                     SHARES            SHARES            SHARES
                                                                                   INITIAL SALES    DEFERRED SALES   DEFERRED SALES
                                                                                     CHARGE            CHARGE             CHARGE
                                                                                   -------------    --------------   --------------
SHAREHOLDER TRANSACTION EXPENSES:
   (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Maximum sales charge (load) imposed on purchases
   (as a percentage of offering price) ...........................................    5.50%(1)           None             None
Maximum deferred sales charge (load) (as a percentage of original
   purchase price or redemption proceeds, whichever is lower) ....................    1.00%(1)          5.00%(2)         1.00%(3)
Maximum sales charge (load) imposed on reinvested dividends ......................     None              None             None
Redemption fee ...................................................................     None              None             None
Exchange fee .....................................................................     None              None             None

ANNUAL FUND OPERATING EXPENSES:
   (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
Management fees ..................................................................    0.85%             0.85%            0.85%
Distribution and/or service (12b-1) fees .........................................    0.25%             0.75%            0.75%
Other expenses (including a 0.25% shareholder servicing fee
   for Class B and Class C Shares) ...............................................    0.22%             0.47%            0.47%
                                                                                     -------           -------          -------
Total annual fund operating expenses .............................................    1.32%             2.07%            2.07%
                                                                                     =======           =======          =======

------------------

(1) You will pay no sales charge on purchases of $1 million or more of Class A Shares, but you may pay a deferred sales charge if you redeem your shares within two years after your purchase unless you are otherwise eligible for a sales charge waiver or reduction. (See the section entitled `Sales Charges--Redemption Price'.)

(2) You will pay a deferred sales charge if you redeem your Class B Shares within six years after your purchase. The amount of the charge declines over time and eventually reaches zero. Seven years after your purchase, your Class B Shares automatically convert to Class A Shares. (See the section entitled `Sales Charges--Redemption Price'.)

(3) You will pay a deferred sales charge if you redeem your Class C shares within one year after your purchase. (See the section entitled `Sales Charges--Redemption Price'.)


EXAMPLE:


     This Example is intended to help you compare the cost of investing in each class of the Fund with the cost of investing in other mutual funds.


     The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



                                                                             1 YEAR      3 YEARS      5 YEARS      10 YEARS
                                                                             -------     --------     --------     --------
Class A Shares ...........................................................    $677        $945         $1,234       $2,053
Class B Shares ............................................................   $710        $949         $1,314       $2,118
Class C Shares ............................................................   $310        $649            N/A          N/A
     You would pay the following expenses if you did
not redeem your shares:
Class A Shares ............................................................   $677        $945         $1,234       $2,053
Class B Shares ............................................................   $210        $649         $1,114       $2,118
Class C Shares ............................................................   $210        $649            N/A          N/A



     Federal regulations require that the table above reflect the maximum sales charge. However, you may qualify for reduced sales charges or no sales charge at all. (See the section entitled `Sales Charges'.) If you hold your shares for a long time, the combination of the initial sales charge you paid and the recurring 12b-1 fees may exceed the maximum sales charges permitted by the Conduct Rules of the National Association of Securities Dealers, Inc.

INVESTMENT PROGRAM
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND POLICIES


     The Fund seeks to achieve long-term capital appreciation primarily through investment in a diversified portfolio of common stocks of small and mid-sized emerging growth companies.


     The Advisors are responsible for managing the Fund's investments. (See the section entitled `Investment Advisor and Sub-Advisor'.) There can be no guarantee that the Fund will achieve its goals.


     The Advisors will seek to identify companies that, in their opinion, are well managed and have experienced or have the potential to experience rapid growth in their revenue, earnings, assets and cash flow. The selection criteria will include a company's industry position, management qualifications and experience, accounting and financial policies, marketing and service capabilities and product development efforts. The Advisors will invest in a broad cross-section of industries in an effort to limit the Fund's volatility. The Fund will invest primarily, but not exclusively, in the businesses of Technology, Health Care, Business Services, Energy, Transportation, Financial Services, Consumer Products & Services and Capital Goods.


RISK CONSIDERATIONS


     An investment in the Fund involves risk. Over time, common stocks have shown greater potential for growth than other types of securities, but in the short run stocks can be more volatile than other types of securities. Stock prices are sensitive to developments affecting particular companies and to general economic conditions that affect particular industry sectors or the securities markets as a whole. No one can predict how the markets or stock prices will perform in the future.


     In addition to the general risks of the stock markets, investing in small to mid-sized companies entails special risks. The stock prices of emerging growth companies tend to be more volatile than investments in larger, more established companies, making such investments more speculative. In particular, companies in the Fund's portfolio may have limited product lines, markets and financial resources and may depend on a relatively small management group.


     To reduce the Fund's risk under adverse market conditions, the Advisors may make temporary defensive investments in cash, cash items, shorter-term, higher-quality debt securities, money market instruments and similar obligations, such as repurchase agreements and reverse repurchase agreements. While engaged in a temporary defensive strategy, the Fund may not achieve its investment objective. The Advisors would follow such a strategy only if they believed the risk of loss in pursuing the Fund's primary investment strategies outweighed the opportunity for gain.


THE FUND'S NET ASSET VALUE
--------------------------------------------------------------------------------

     The price you pay when you buy shares or receive when you redeem shares is based on the Fund's net asset value per share. When you buy Class A Shares, the price you pay may be increased by a sales charge. When you redeem any class of shares, the amount you receive may be reduced by a sales charge. See the section entitled `Sales Charges' for details on how and when these charges may or may not be imposed.


     The net asset value per share of the Fund is determined at the close of regular trading on the New York Stock Exchange on each day the Exchange is open for business. While regular trading ordinarily closes at 4:00 pm (Eastern Time), it could be earlier, particularly on the day before a holiday. Contact the Transfer Agent to determine whether the Fund will close early before a particular holiday. The net asset value per share of a class is calculated by subtracting the liabilities attributable to the class from its proportionate share of the Fund's assets and dividing the result by the number of outstanding shares of the class. Because the different classes have different distribution or service fees, their net asset values may differ.


     In valuing its assets, the Fund's investments are priced at their market value. When a price quote for a particular security is not readily available or when a quote may be unreliable, the security is priced at its `fair value' using procedures approved by the Fund's Board of Directors.


     You may buy or redeem shares on any day the New York Stock Exchange is open for business (a `business day'). If your order is entered before the net asset value per share is determined for that day, the price you pay or receive will be based on that day's net asset value per share. If your order is entered after the net asset value per share is determined for that day, the price you pay or receive will be based on the next business day's net asset value per share.

     The following sections describe how to buy and redeem shares.

HOW TO BUY SHARES
--------------------------------------------------------------------------------

     You may buy any class of the Fund's shares through your securities dealer or through any financial institution that is authorized to act as a shareholder servicing agent. Contact them for details on how to enter and pay for your order. You may also buy shares by sending your check (along with a completed Application Form) directly to the Fund.


     You may buy Class A Shares unless you are a defined contribution plan with assets of $75 million or more.


     Your purchase order may not be accepted if the sale of Fund shares has been suspended or if it is determined that your purchase would be detrimental to the interests of the Fund's shareholders. The Fund specifically reserves the right to refuse your order if it is part of multiple purchase or exchange requests that the Fund, in its sole discretion, deems to involve excessive trading or to be part of a market timing strategy. In making its determination, the Fund may consider orders you have placed individually as well as orders placed in combination with a group of shareholders or commonly controlled accounts and orders placed by your dealer. For these purposes, the Fund may consider, among other factors, your trading history in this or any affiliated funds, the funds involved, the amount of your investment, your background and the background of other investors or dealers involved.


INVESTMENT MINIMUMS

     Your initial investment must be at least $2,000. Subsequent investments must be at least $100. The following are exceptions to these minimums:

     - If you are investing in an individual retirement account (IRA), your initial investment may be as low as $1,000.

     - If you are a shareholder of any other Flag Investors fund, your initial investment may be as low as $500.

     - If you are a participant in the Fund's Automatic Investing Plan, your initial investment may be as low as $250. If you participate in the monthly plan, your subsequent investments may be as low as $100. If you participate in the quarterly plan, your subsequent investments may be as low as $250. See the section entitled `Automatic Investing Plan' for details.

     - There is no minimum investment requirement for qualified retirement plans such as 401(k), pension or profit sharing plans.

INVESTING REGULARLY

     You may make regular investments in the Fund through any of the following methods. If you wish to enroll in any of these programs or if you need any additional information, complete the appropriate section of the Application Form or contact your securities dealer, your servicing agent or the Transfer Agent.

     AUTOMATIC INVESTING PLAN. You may elect to make a regular monthly or quarterly investment in any class of shares. The amount you decide upon will be withdrawn from your checking account using a pre-authorized check. When the money is received by the Transfer Agent, it will be invested in the class of shares selected at that day's offering price. Either you or the Fund may discontinue your participation upon 30 days' notice.


     DIVIDEND REINVESTMENT PLAN. Unless you elect otherwise, all income and capital gain distributions will be reinvested in additional Fund shares at net asset value. You may elect to receive your distributions in cash or to have your distributions invested in shares of other Flag Investors funds. To make either of these elections or to terminate automatic reinvestment, complete the appropriate section of the Application Form or notify the Transfer Agent, your securities dealer or your servicing agent at least five days before the date on which the next dividend or distribution will be paid.

     SYSTEMATIC PURCHASE PLAN. You may also purchase any class of shares through a Systematic Purchase Plan. Contact your securities dealer or servicing agent for details.

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

     You may redeem any class of the Fund's shares through your securities dealer or servicing agent. Contact them for details on how to enter your order and for information as to how you will be paid. If you have an account with the Fund that is in your name, you may also redeem shares by contacting the Transfer Agent by mail or (if you are redeeming $50,000 or less) by telephone. The Transfer Agent will mail your redemption check within seven days after it receives your order in proper form. See the section entitled `Telephone Transactions' for more information on this method of redemption.

     Your securities dealer, your servicing agent or the Transfer Agent may require the following documents before they redeem your shares:

     - A letter of instructions specifying your account number and the number of shares or dollar amount you wish to redeem. The letter must be signed by all owners of the shares exactly as their names appear on the account.

     - If you are redeeming more than $50,000, a guarantee of your signature. You can obtain one from most banks or securities dealers.

     - Any stock certificates representing the shares you are redeeming. The certificates must be either properly endorsed or accompanied by a duly executed stock power.

     - Any additional documents that may be required if your account is in the name of a corporation, partnership, trust or fiduciary.


OTHER REDEMPTION INFORMATION

     Any dividends payable on shares you redeem will be paid on the next dividend payable date. If you have redeemed all of your shares by that time, the dividend will be paid to you in cash whether or not that is the payment option you have selected.

     If you redeem sufficient shares to reduce your investment to $500 or less, the Fund reserves the right to redeem the remaining shares after giving you 60 days' notice. The Fund also reserves the right to redeem shares in kind under certain circumstances.

     If you own Fund shares having a value of at least $10,000, you may arrange to have some of your shares redeemed monthly or quarterly under the Fund's Systematic Withdrawal Plan. Each redemption under this plan involves all the tax and sales charge implications normally associated with Fund redemptions. Contact your securities dealer, your servicing agent or the Transfer Agent for information on this plan.

TELEPHONE TRANSACTIONS
--------------------------------------------------------------------------------

     If your shares are in an account with the Transfer Agent, you may redeem them in any amount up to $50,000 or exchange them for shares in another Flag Investors fund by calling the Transfer Agent on any business day between the hours of 8:30 am and 7:00 pm (Eastern Time). You are automatically entitled to telephone transaction privileges, but you may specifically request that no telephone redemptions or exchanges be accepted for your account. You may make this election when you complete the Application Form or at any time thereafter by completing and returning documentation supplied by the Transfer Agent.

     The Fund and the Transfer Agent will employ reasonable procedures to confirm that telephoned instructions are genuine. These procedures include requiring you to provide certain personal identification information when you open your account and before you effect each telephone transaction. You may be required to provide additional telecopied instructions. If these procedures are employed, neither the Fund nor the Transfer Agent will bear any liability for following telephone instructions that either reasonably believes to be genuine. Your telephone transaction request will be recorded.

     During periods of economic or market volatility, you may experience difficulty in contacting the Transfer Agent by telephone. In such event, you should make your request by mail. If you hold your shares in certificate form, you may not exchange or redeem them by telephone.


SALES CHARGES
--------------------------------------------------------------------------------

PURCHASE PRICE

     The price you pay to buy shares is the Fund's offering price; this is calculated by adding any applicable sales charges to the net asset value per share of the class you are buying. The amount of any sales charge included in your purchase price will be according to the following schedule:



                                     CLASS A
                             SALES CHARGE AS A % OF
--------------------------------------------------------------------------------

                         OFFERING    NET AMOUNT     CLASS B         CLASS C
  AMOUNT OF PURCHASE      PRICE       INVESTED    SALES CHARGE   SALES CHARGE
--------------------------------------------------------------------------------
Less  than $50,000 .......  5.50%      5.82%       None        None
$50,000  - $99,999 .......  4.50%      4.71%       None        None
$100,000 - $249,999 ......  3.50%      3.63%       None        None
$250,000 - $499,999 ......  2.50%      2.56%       None        None
$500,000 - $999,999 ......  2.00%      2.04%       None        None
$1,000,000 and over ......  None       None        None        None
--------------------------------------------------------------------------------



     Although you do not pay an initial sales charge when you invest $1,000,000 or more in Class A Shares or when you buy any amount of Class B or Class C Shares, you may pay a sales charge when you redeem your shares. See the section entitled `Redemption Price' for details. Your securities dealer may be paid a commission at the time of your purchase.


     The sales charge you pay on your current purchase of Class A Shares may be reduced under the circumstances listed below.


     RIGHTS OF ACCUMULATION. If you are purchasing additional Class A Shares of this Fund or Class A shares of any other Flag Investors fund or if you already have investments in Class A shares, you may combine the value of your purchases with the value of your existing investments to determine whether you qualify for reduced sales charges. (For this purpose your existing investments will be valued at the higher of cost or current value.) You may also combine your purchases and investments with those of your spouse and your children under the age of 21 for this purpose. You must be able to provide sufficient information to verify that you qualify for this right of accumulation.

     LETTER OF INTENT. If you anticipate making additional purchases of Class A Shares over the next 13 months, you may combine the value of your current purchase with the value of your anticipated purchases to determine whether you qualify for a reduced sales charge. You will be required to sign a letter of intent specifying the total value of your anticipated purchases and to initially purchase at least 5% of the total. Each time you make a purchase during the period, you will pay the sales charge applicable to their combined value. If, at the end of the 13-month period, the total value of your purchases is less than the amount you indicated, you will be required to pay the difference between the sales charges you paid and the sales charges applicable to the amount you actually did purchase. Some of your Class A Shares will be redeemed to pay this difference.

     PURCHASES AT NET ASSET VALUE. You may buy Class A Shares without paying a sales charge under the following circumstances:

     - If you are reinvesting some or all of the proceeds of a redemption of Class A Shares made within the last 90 days.

     - If you are exchanging an investment in another Flag Investors fund for an investment in this Fund (see the section entitled `Purchases by Exchange' for a description of the conditions).

     - If you are a current or retired Director of this or any affiliated Fund, a director, an employee or a member of the immediate family of an employee of any of the following (or their respective affiliates): the Fund's distributor, the Advisors or a broker-dealer authorized to sell shares of the Fund.

     -   If you are buying shares in any of the following types of accounts:

         --  A qualified retirement plan;

         --  A Flag Investors fund payroll savings plan program;

         -- A fiduciary or advisory account with a bank, bank trust department, registered investment advisory company, financial planner or securities dealer purchasing shares on your behalf. To qualify for this provision you must be paying an account management fee for the fiduciary or advisory services. You may be charged an additional fee by your securities dealer or servicing agent if you buy shares in this manner.


PURCHASES BY EXCHANGE

     You may exchange Class A, Class B, or Class C Shares of any other Flag Investors fund for an equal dollar amount of Class A, Class B, or Class C Shares, respectively, without payment of the sales charges described above or any other charge, up to four times a year. You may not exchange Flag Investors Cash Reserve Prime Shares for shares of the Fund unless you acquired those shares through a prior exchange from shares of another Flag Investors fund. You may enter both your redemption and purchase orders on the same business day or, if you have already redeemed the shares of the other fund, you may enter your purchase order within 90 days of the redemption. The Fund may modify or terminate these offers of exchange upon 60 days' notice.


     You may request an exchange through your securities dealer or servicing agent. Contact them for details on how to enter your order. If your shares are in an account with the Fund's Transfer Agent, you may also request an exchange directly through the Transfer Agent by mail.


REDEMPTION PRICE

     The amount of any sales charge deducted from your redemption price will be determined according to the following schedule.



                                        SALES CHARGE AS A PERCENTAGE OF
                                       THE DOLLAR AMOUNT SUBJECT TO CHARGE
                                          (AS A % OF COST OR VALUE)
                              --------------------------------------------------
                                 CLASS A         CLASS B         CLASS C
YEAR SINCE PURCHASE           SALES CHARGE    SALES CHARGE    SALES CHARGE
--------------------------------------------------------------------------------
First .........................   1.00%*        5.00%         1.00%
Second ........................   0.50%*        4.00%         None
Third .........................   None          3.00%         None
Fourth ........................   None          3.00%         None
Fifth .........................   None          2.00%         None
Sixth .........................   None          1.00%         None
Seventh and Thereafter ........   None          None          None
--------------------------------------------------------------------------------



* You will pay a sales charge when you redeem Class A Shares within two years of purchase only if your shares were purchased at net asset value because they were part of an investment of $1 million or more.


     DETERMINATION OF SALES CHARGE. The sales charge applicable to your redemption is calculated in a manner that results in the lowest possible rate:

     - No sales charge will be applied to shares you own as a result of reinvesting dividends or distributions.

     - If you have purchased shares at various times, unless you indicate otherwise at the time you request the redemption, the sales charge will be applied first to shares you have owned for the longest period of time.

     - If you acquired your shares through an exchange of shares of another Flag Investors fund, the period of time you held the original shares will be combined with the period of time you held the shares being redeemed to determine the years since purchase. If you bought your shares prior to January 18, 2000, you will pay the sales charge that was in effect at the time of your original purchase.

     - The sales charge is applied to the lesser of the cost of the shares or their value at the time of your redemption.


     WAIVER OF SALES CHARGE.

     You may redeem shares without paying a sales charge under any of the following circumstances:

     - If you are exchanging your shares for shares of another Flag Investors fund of the same class.

     - If your redemption represents the minimum required distribution from an IRA or other retirement plan.

     - If your redemption represents a distribution from a Systematic Withdrawal Plan. This waiver applies only if the annual withdrawals under your Plan are 12% or less of your share balance.

     - If shares are being redeemed in your account following your death or a determination that you are disabled. This waiver applies only under the following conditions:

         -- The account is registered in your name either individually, as a joint tenant with rights of survivorship, as a participant in community property or as a minor child under the Uniform Gifts or Uniform Transfers to Minors Acts.

         -- Either you or your representative notifies your securities dealer, servicing agent or the Transfer Agent that such circumstances exist.

     - If you are redeeming Class A Shares, your original investment was at least $3 million and your securities dealer has agreed to return to the Fund's distributor any payments it received when you bought your shares.


     AUTOMATIC CONVERSION OF CLASS B SHARES. Your Class B Shares, along with any reinvested dividends or distributions associated with those shares, will be automatically converted to Class A Shares seven years after your purchase. If you purchased your shares prior to January 18, 2000, your shares will be converted six years after your purchase. This conversion will be made on the basis of the relative net asset values of the classes and will not be a taxable event to you.

HOW TO CHOOSE THE CLASS THAT IS RIGHT FOR YOU
--------------------------------------------------------------------------------

     Your decision as to which class of the Fund's shares is best for you should be based upon a number of factors including the amount of money you intend to invest and the length of time you intend to hold your shares.

     If you choose Class A Shares, you will pay a sales charge when you buy your shares, but the amount of the charge declines as the amount of your investment increases. You will pay lower expenses while you hold the shares and, except in the case of investments of $1 million or more, no sales charge if you redeem them.

     If you choose Class B Shares, you will pay no sales charge when you buy your shares, but your annual expenses will be higher than Class A Shares. You will pay a sales charge if you redeem your shares within six years of purchase, but the amount of the charge declines the longer you hold your shares and, at the end of seven years, your shares convert to Class A Shares, thus eliminating the higher expenses.

     If you choose Class C Shares, you will pay no sales charge when you buy your shares or if you redeem them after holding them for at least a year. On the other hand, expenses on Class C Shares are the same as those on Class B Shares and, since there is no conversion to Class A Shares at the end of seven years, the higher expenses continue for as long as you own your shares.

     Your securities dealer is paid a fee when you buy shares and an annual fee as long as you hold your shares. For Class A and Class B Shares, the annual fee begins when you purchase your shares. For Class C Shares, it begins one year after you purchase your shares. In addition to these payments, the Fund's Advisor may provide significant compensation to securities dealers and servicing agents for distribution, administrative and promotional services.

     Your securities dealer or servicing agent may receive different levels of compensation depending upon which class of shares you buy.


DISTRIBUTION PLANS AND SHAREHOLDER SERVICING


     The Fund has adopted plans under Rule 12b-1 that allow it to pay your securities dealer or shareholder servicing agent distribution and other fees for the sale of its shares. In addition, the Fund may pay shareholder servicing fees on Class B and Class C Shares. Class A Shares pay an annual distribution fee equal to 0.25% of average daily net assets. Class B and Class C Shares pay an annual distribution fee equal to 0.75% of average daily net assets and an annual shareholder servicing fee equal to 0.25% of average daily net assets. Because these fees are paid out of net assets on an on-going basis, they will, over time, increase the cost of your investment and may cost you more than paying other types of sales charges.


DIVIDENDS AND TAXES
--------------------------------------------------------------------------------

DIVIDENDS AND DISTRIBUTIONS

     The Fund's policy is to distribute to shareholders substantially all of its net investment income in the form of annual dividends and to distribute net realized capital gain on at least an annual basis.

CERTAIN FEDERAL INCOME TAX CONSEQUENCES

     The following summary is based on current tax laws, which may change.

     The Fund will distribute substantially all of its net investment income and net realized capital gain at least annually. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. The tax treatment of dividends and distributions is the same whether or not you reinvest them. Income distributions are generally taxable at ordinary income tax rates. Capital gain distributions are generally taxable at the rates applicable to long-term capital gain regardless of how long you have owned your shares. Each sale or exchange of the Fund's shares is generally a taxable event. For tax purposes, an exchange of your Fund shares for shares of a different Flag Investors fund is the same as a sale. The individual tax rate on any gain from the sale or exchange of your shares depends upon your marginal tax rate and how long you have held your shares.


     If you have a tax-advantaged or other retirement account you will generally not be subject to federal taxation on income and capital gain distributions until you begin receiving your distributions from your retirement account. You should consult your tax advisor regarding the rules governing your own retirement plan.


     If you are a non-US investor in the Fund you may be subject to US withholding and estate tax, as well as foreign taxes and are encouraged to consult your tax advisor prior to investing in the Fund.


     More information about taxes is in the Statement of Additional Information.

     Please contact your tax advisor if you have specific questions about federal, state, local or foreign income taxes.


INVESTMENT ADVISOR AND SUB-ADVISOR
--------------------------------------------------------------------------------

     Investment Company Capital Corp. (`ICCC' or the `Advisor') is the Fund's investment advisor and Brown Investment Advisory & Trust Company (`Brown Trust' or the `Sub-Advisor') is the Fund's sub-advisor. ICCC is also the investment advisor to other mutual funds in the Flag Investors family of funds and Deutsche Banc Alex. Brown Cash Reserve Fund, Inc. These funds, together with the Fund, had approximately $12 billion of net assets as of December 31, 2000. Brown Trust is a Maryland trust company with approximately $4.55 billion under management as of December 31, 2000.


     ICCC is responsible for supervising and managing all of the Fund's operations, including overseeing the performance of Brown Trust. Brown Trust is responsible for decisions to buy and sell securities for the Fund, for broker-dealer selection and for negotiation of commission rates.

     As compensation for its advisory services for the fiscal year ended October 31, 2000, ICCC received from the Fund a fee equal to 0.85% of the Fund's average daily net assets. ICCC compensates Brown Trust out of its advisory fee.


     The Advisor is an indirect, wholly owned subsidiary of Deutsche Bank, AG. Deutsche Bank is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual funds, retail and commercial banking, investment banking and insurance.


PORTFOLIO MANAGER

     Frederick L. Meserve, Jr. has been responsible for managing the Fund's assets since November 1993. Mr. Meserve is a Managing Director at Brown Trust where he has served as the Fund's portfolio manager since July 1998. Prior to joining Brown Trust, he served as the Fund's portfolio manager while employed at BT Alex. Brown Incorporated (predecessor to Deutsche Banc Alex. Brown Inc.). Mr. Meserve has published a number of investment strategy reports on growth stocks. He received a B.S.&E. from Princeton University in 1960 and an M.B.A. from the Columbia School of Business in 1962.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

     The financial highlights tables are intended to help you understand the Fund's financial performance for the past five fiscal years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the Fund's financial statements, is included in the Fund's annual report, which is available upon request.

(FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR)

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                              CLASS A SHARES
                                                                      ----------------------------------------------------------
                                                                                      FOR THE YEAR ENDED OCTOBER 31,
                                                                      ----------------------------------------------------------
                                                                          2000        1999        1998        1997        1996
                                                                      ----------   ----------   ---------   ---------  ---------
PER SHARE OPERATING PERFORMANCE:
   Net asset value at beginning of year ..............................   $ 24.36     $ 19.08     $ 23.17     $ 19.14     $ 17.09
                                                                        ---------   ---------   ---------   ---------   ---------
INCOME FROM INVESTMENT OPERATIONS:
   Expenses in excess of investment income ...........................     (0.39)      (0.28)      (0.22)(1)   (0.18)      (0.15)
   Net realized and unrealized gain/(loss) on investments ............      8.41        5.56       (2.82)       4.95        3.10
                                                                        ---------   ---------   ----------   --------   ---------
   Total from investment operations ..................................      8.02        5.28       (3.04)       4.77        2.95
                                                                        ---------   ---------   ----------   --------   ---------
LESS DISTRIBUTIONS:
   Distributions from net realized short-term gains ..................     (0.36)         --       (0.21)      (0.21)      (0.30)
   Distributions from net realized long-term gains ...................     (0.40)         --       (0.84)      (0.53)      (0.60)
                                                                        ---------   ---------   ----------   --------   ---------
   Total distributions ...............................................     (0.76)         --       (1.05)      (0.74)      (0.90)
                                                                        ---------   ---------   ----------   --------   ---------
NET ASSET VALUE AT END OF YEAR .......................................   $ 31.62     $ 24.36     $ 19.08     $ 23.17     $ 19.14
                                                                        =========   =========   ==========   ========   =========
TOTAL RETURN(2) ......................................................     33.32%      27.67%     (13.48)%     25.93%     18.19%

RATIOS TO AVERAGE DAILY NET ASSETS:
   Expenses ..........................................................      1.32%       1.40%       1.41%       1.44%       1.50%
   Expenses in excess of investment income ...........................     (1.14)%     (1.19)%     (1.03)%     (0.97)%     (0.83)%

SUPPLEMENTAL DATA:
   Net assets at end of year (000) ...................................   $84,322     $70,236     $65,247     $71,123     $45,325
   Portfolio turnover rate ...........................................        36%         38%         23%         42%         24%

------------------

(1)  Calculations based on average shares.
(2)  Total return excludes the effect of sales charge.

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                              CLASS B SHARES
                                                                    ---------------------------------------------------------------
                                                                                                                   FOR THE PERIOD
                                                                                      FOR THE YEAR ENDED           JUNE 20, 1996(1)
                                                                                          OCTOBER 31,                 THROUGH
                                                                    -----------------------------------------------  OCTOBER 31,
                                                                         2000        1999         1998       1997        1996
                                                                    ------------   -----------   ---------  ---------  ---------
PER SHARE OPERATING PERFORMANCE:
   Net asset value at beginning of period .......................       $23.67      $18.69      $22.88      $19.10      $19.22
                                                                    ------------   ----------  ----------  ----------  ---------
INCOME FROM INVESTMENT OPERATIONS:
   Expenses in excess of investment income ......................        (0.45)      (0.55)      (0.37)(2)   (0.18)      (0.12)
   Net realized and unrealized gain/(loss) on investments .......         8.00        5.53       (2.77)       4.70
                                                                    ------------   ----------  ----------  ----------  ---------
   Total from investment operations .............................         7.55        4.98       (3.14)       4.52       (0.12)
                                                                    ------------   ----------  ----------  ----------  ---------
LESS DISTRIBUTIONS:
   Distributions from net realized short-term gains .............        (0.36)         --       (0.21)      (0.21)         --
   Distributions from net realized long-term gains ..............        (0.40)         --       (0.84)      (0.53)         --
                                                                    ------------   ----------  ----------  ----------  ---------
   Total distributions ..........................................        (0.76)         --       (1.05)      (0.74)         --
                                                                    ------------   ----------  ----------  ----------  ---------
NET ASSET VALUE AT END OF PERIOD ................................       $30.46      $23.67      $18.69      $22.88      $19.10
                                                                    ============   ==========  ==========  ==========  =========
TOTAL RETURN(3) .................................................        32.32%      26.65%     (14.11)%     24.69%      (0.62)%

RATIOS TO AVERAGE DAILY NET ASSETS:
   Expenses .....................................................         2.07%       2.15%       2.16%       2.19%       2.25%(4)
   Expenses in excess of investment income ......................        (1.89)%     (1.94)%     (1.77)%     (1.73)%     (1.67)%

SUPPLEMENTAL DATA:
   Net assets at end of year (000) ..............................       $8,136      $3,662      $5,155      $5,719      $  772
   Portfolio turnover rate ......................................           36%         38%         23%         42%         24%

------------------

(1)  Commencement of operations.
(2)  Calculations based on average shares.
(3)  Total return excludes the effect of sales charge.
(4)  Annualized.

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                CLASS C SHARES
                                                                                ---------------
                                                                                 FOR THE PERIOD
                                                                                 JULY 31, 2000(1)
                                                                               THROUGH OCTOBER 31,
                                                                                      2000
                                                                               --------------------
PER SHARE OPERATING PERFORMANCE:
   Net asset value at beginning of period..................................        $29.83
                                                                                ------------
INCOME FROM INVESTMENT OPERATIONS:
   Expenses in excess of investment income.................................         (0.14)
   Net realized and unrealized gain on investments.........................          0.78
                                                                                ------------
   Total from investment operations........................................          0.64
                                                                                ------------
LESS DISTRIBUTIONS:
   Distributions from net realized short-term gains........................            --
   Distributions from net realized long-term gains.........................            --
                                                                                ------------
   Total distributions.....................................................            --
                                                                                ------------
   NET ASSET VALUE AT END OF PERIOD........................................        $30.47
                                                                                ============
   TOTAL RETURN(2).........................................................          2.15%(3)

RATIOS TO AVERAGE DAILY NET ASSETS:
   Expenses................................................................          2.07%(4)
   Expenses in excess of investment income.................................         (1.89)%(4)

SUPPLEMENTAL DATA:
   Net assets at end of period (000).......................................        $  102
   Portfolio turnover rate.................................................           36%

------------------

(1)  Commencement of operations.
(2)  Total return excludes the effect of sales charge.
(3)  Performance since inception.
(4)  Annualized.

                   This page has been intentionally left blank

INVESTMENT ADVISOR
INVESTMENT COMPANY CAPITAL CORP.
One South Street
Baltimore, Maryland 21202


SUB-ADVISOR
BROWN INVESTMENT ADVISORY & TRUST COMPANY
Furness House, Nineteen South Street
Baltimore, Maryland 21202


DISTRIBUTOR
ICC DISTRIBUTORS, INC.
Two Portland Square
Portland, Maine 04101


TRANSFER AGENT
INVESTMENT COMPANY CAPITAL CORP.
One South Street
Baltimore, Maryland 21202
1-800-553-8080


INDEPENDENT ACCOUNTANTS
PRICEWATERHOUSECOOPERS LLP
250 West Pratt Street
Baltimore, Maryland 21201


CUSTODIAN
BANKERS TRUST COMPANY
130 Liberty Street
New York, New York 10006


FUND COUNSEL
MORGAN, LEWIS & BOCKIUS LLP
1701 Market Street
Philadelphia, Pennsylvania 19103

                                     [LOGO]
                                 FLAG INVESTORS
                INVESTING WITH A DIFFERENCE-REGISTERED TRADEMARK-


Flag Investors - P.O. Box 515 - Baltimore, MD 21203 - (800) 767-FLAG
                              www.flaginvestors.com

--------------------------------------------------------------------------------

You may obtain the following additional information about the Fund, free of charge, from your securities dealer or servicing agent or by calling
(800) 767-FLAG:

- A statement of additional information (SAI) about the Fund that is incorporated by reference into the prospectus.

- The Fund's most recent annual and semi-annual reports containing detailed financial information and, in the case of the annual report, a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

In addition you may review information about the Fund (including the SAI) at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. (Call 1-202-942-8090 to find out about the operation of the Public Reference Room.) The EDGAR Database on the Commission's Internet site at http://www.sec.gov has reports and other information about the Fund. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102.

For other shareholder inquiries, contact the Transfer Agent at (800) 553-8080. For Fund information, call (800) 767-FLAG or your securities dealer or servicing agent.




Investment Company Act File No. 811-5320                           EGPRS (03/01)

                                     [LOGO]
                                 FLAG INVESTORS
                INVESTING WITH A DIFFERENCE-REGISTERED TRADEMARK-


EMERGING GROWTH FUND, INC.
(INSTITUTIONAL SHARES)

[GRAPHIC]

                                   PROSPECTUS
                                  MARCH 1, 2001

THE SECURITIES AND EXCHANGE COMMISSION HAS NEITHER APPROVED NOR DISAPPROVED THESE SECURITIES NOR HAS IT PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                     [LOGO]
                                 FLAG INVESTORS
               INVESTMENT WITH A DIFFERENCE-REGISTERED TRADEMARK-



THIS MUTUAL FUND (THE `FUND') SEEKS TO ACHIEVE LONG-TERM CAPITAL APPRECIATION PRIMARILY THROUGH INVESTMENT IN A DIVERSIFIED PORTFOLIO OF COMMON STOCKS OF SMALL AND MID-SIZED EMERGING GROWTH COMPANIES.


The Fund offers shares through securities dealers and financial institutions that act as shareholder servicing agents. You may also buy shares through the Fund's Transfer Agent. This Prospectus describes Flag Investors Institutional Shares (the `Institutional Shares') of the Fund. Institutional Shares may be purchased only by eligible institutions, certain qualified retirement plans or by investment advisory affiliates of Deutsche Banc Alex. Brown Inc. or the Flag Investors family of funds on behalf of their clients. (See the section entitled `How to Buy Institutional Shares'.)



TABLE OF CONTENTS
-----------------
INVESTMENT SUMMARY ............................................................1

FEES AND EXPENSES OF THE INSTITUTIONAL SHARES .................................2

INVESTMENT PROGRAM ............................................................3

THE FUND'S NET ASSET VALUE ....................................................3

HOW TO BUY INSTITUTIONAL SHARES ...............................................4

HOW TO REDEEM INSTITUTIONAL SHARES ............................................4

TELEPHONE TRANSACTIONS ........................................................5

DIVIDENDS AND TAXES ...........................................................5

INVESTMENT ADVISOR AND SUB-ADVISOR ............................................5

FINANCIAL HIGHLIGHTS ..........................................................6


FLAG INVESTORS FUNDS
P.O. BOX 515
BALTIMORE, MD 21203

INVESTMENT SUMMARY
--------------------------------------------------------------------------------

OBJECTIVE AND STRATEGIES


     The Fund seeks to achieve long-term capital appreciation primarily through investment in a diversified portfolio of common stocks of small and mid-sized emerging growth companies. These companies have relatively small market capitalizations. The Fund's investment advisor and sub-advisor (collectively, the `Advisors') will attempt to identify emerging growth companies, that is, companies that they believe have the ability or potential to sustain a high level of growth in their revenue, earnings, assets and cash flow. The Advisors will focus on a number of key selection criteria including a company's industry position, management quality and experience, accounting and financial policies, marketing and service capabilities and product development efforts.


RISK PROFILE

     The Fund may be suited for you if you are willing to accept the risks and uncertainties of investing in emerging growth companies in the hope of achieving above-average long-term capital appreciation.

     GENERAL STOCK RISK. The value of an investment in the Fund will vary from day to day, based on changes in the prices of securities the Fund holds. Those prices, in turn, reflect investor perceptions of the economy, the markets and the companies represented in the Fund's portfolio.

     SMALL AND MID-CAP STOCK RISKS. The stocks of small and mid-sized companies may experience greater price volatility than those of larger companies. The market for such stocks may be more limited and the companies themselves may be more vulnerable to economic or company-specific problems. In particular, these small and mid-sized companies may have limited product lines, markets and financial resources, and may depend on a relatively small management group.


     If you invest in the Fund, you could lose money. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


FUND PERFORMANCE

     The following bar chart and table show the performance of the Institutional Shares both year-by-year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Institutional Shares. This is an historical record and does not necessarily indicate how the Institutional Shares will perform in the future.


[CHART]

                              INSTITUTIONAL SHARES

                          FOR YEARS ENDED DECEMBER 31,

1996        18.54%
1997        21.08%
1998         6.72%
1999        49.65%
2000       -17.18%


     During the five-year period shown in the bar chart, the highest return for a quarter was 52.27% (quarter ended 12/31/99) and the lowest return for a quarter was -23.02% (quarter ended 9/30/98).

AVERAGE ANNUAL TOTAL RETURN (FOR THE PERIODS ENDED DECEMBER 31, 2000)



                                               INSTITUTIONAL    RUSSELL 2000-REGISTERED TRADEMARK-
                                                 SHARES(1)                   GROWTH(2)              S&P 500-REGISTERED TRADEMARK-(3)
                                               --------------   ----------------------------------  --------------------------------
Past One Year.................................    -17.18%                     -22.43%                      -9.10%
Past Five Years...............................     13.68%                       7.14%                      19.11%
Since Inception...............................     13.37%(11/2/95)              8.26%(4)                   19.11%(4)


------------------

(1) These figures assume the reinvestment of dividends and capital gain distributions.

(2) On December 19, 2000 the Board of Directors approved the Russell 2000-REGISTERED TRADEMARK- Growth Index as the Fund's primary benchmark, replacing the Standard & Poor's 500-REGISTERED TRADEMARK- Composite Stock Price Index (`S&P 500-REGISTERED TRADEMARK-'). The Russell 2000-REGISTERED TRADEMARK- Growth Index tracks the performance of the Russell 2000-REGISTERED TRADEMARK- companies with higher price-to-book ratios and higher forecasted growth values. The Russell 2000-REGISTERED TRADEMARK-Growth Index is an unmanaged index that is a widely recognized benchmark of small company stock performance. The index does not factor the costs of buying, selling and holding securities -- costs that are reflected in the Fund's results. The Russell 2000-REGISTERED TRADEMARK- Growth Index may be a better comparison for the performance of the Fund than the S&P 500-REGISTERED TRADEMARK-, which tracks larger, more developed stocks.

(3) The S&P 500-REGISTERED TRADEMARK- is an unmanaged index that is a widely recognized benchmark of general market performance. The S&P 500-REGISTERED TRADEMARK- is a passive measure of equity market returns. The index does not factor in the costs of buying, selling and holding securities -- costs that are reflected in the Fund's results.

(4)  For the period from 10/31/95 through 12/31/00.


FEES AND EXPENSES OF THE INSTITUTIONAL SHARES
--------------------------------------------------------------------------------


     This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares.



SHAREHOLDER TRANSACTION EXPENSES
  (FEES PAID DIRECTLY FROM YOUR INVESTMENT):
Maximum Sales Charge (Load) Imposed on Purchases ............................     None
Maximum Deferred Sales Charge (Load) ........................................     None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends .................     None
Redemption Fee ..............................................................     None
Exchange Fee ................................................................     None

ANNUAL FUND OPERATING EXPENSES
  (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS):
Management Fees .............................................................    0.85%
Distribution and/or Service (12b-1) Fees ....................................     None
Other Expenses ..............................................................    0.22%
                                                                                ------
Total Annual Fund Operating Expenses ........................................    1.07%
                                                                                ======



EXAMPLE:


     This Example is intended to help you compare the cost of investing in the Institutional Shares with the cost of investing in other mutual funds.


     The Example assumes that you invest $10,000 in the Institutional Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



                                          1 YEAR    3 YEARS   5 YEARS    10 YEARS
                                          ------    -------   -------    --------
Institutional Shares ...................   $109      $340      $590      $1,306

INVESTMENT PROGRAM
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND POLICIES

     The Fund seeks to achieve long-term capital appreciation primarily through investment in a diversified portfolio of common stocks of small and mid-sized emerging growth companies.

     The Advisors are responsible for managing the Fund's investments. (See the section entitled `Investment Advisor and Sub-Advisor'.) There can be no guarantee that the Fund will achieve its goals.


     The Advisors will seek to identify companies that, in their opinion, are well managed and have experienced or have the potential to experience rapid growth in their revenue, earnings, assets and cash flow. The selection criteria will include a company's industry position, management qualifications and experience, accounting and financial policies, marketing and service capabilities and product development efforts. The Advisors will invest in a broad cross-section of industries in an effort to limit the Fund's volatility. The Fund will invest primarily, but not exclusively, in the businesses of Technology, Health Care, Business Services, Energy, Transportation, Financial Services, Consumer Products & Services and Capital Goods.



RISK CONSIDERATIONS


     An investment in the Fund involves risk. Over time, common stocks have shown greater potential for growth than other types of securities, but in the short run stocks can be more volatile than other types of securities. Stock prices are sensitive to developments affecting particular companies and to general economic conditions that affect particular industry sectors or the securities markets as a whole. No one can predict how the markets or stock prices will perform in the future.


     In addition to the general risks of the stock markets, investing in small to mid-sized companies entails special risks. The stock prices of emerging growth companies tend to be more volatile than investments in larger, more established companies making such investments more speculative. In particular, companies in the Fund's portfolio may have limited product lines, markets, and financial resources and may depend on a relatively small management group.


     To reduce the Fund's risk under adverse market conditions, the Advisors may make temporary defensive investments of up to 100% of the Fund's assets in cash, cash items, shorter-term, higher-quality debt instruments, money market instruments and similar obligations, such as repurchase agreements and reverse repurchase agreements. While engaged in a temporary defensive strategy, the Fund may not achieve its investment objective. The Advisors would follow such a strategy only if they believed the risk of loss in pursuing the Fund's primary investment strategies outweighed the opportunity for gain.


THE FUND'S NET ASSET VALUE
--------------------------------------------------------------------------------

     The price you pay when you buy shares or receive when you redeem shares is based on the Fund's net asset value per share. The net asset value per share of the Fund is determined at the close of regular trading on the New York Stock Exchange on each day the Exchange is open for business. While regular trading ordinarily closes at 4:00 pm (Eastern Time), it could be earlier, particularly on the day before a holiday. Contact the Transfer Agent to determine whether the Fund will close early before a particular holiday. The net asset value per share of a class is calculated by subtracting the liabilities attributable to the Institutional Shares from their proportionate share of the Fund's assets and dividing the result by the number of outstanding Institutional Shares.


     In valuing its assets, the Fund's investments are priced at their market value. When a price quote for a particular security is not readily available or when a quote may be unreliable, the security is priced at its `fair value' using procedures approved by the Fund's Board of Directors.


     You may buy or redeem Institutional Shares on any day the New York Stock Exchange is open for business (a `business day'). If your order is entered before the net asset value per share is determined for that day, the price you pay or receive will be based on that day's net asset value per share. If your order is entered after the net asset value per share is determined for that day, the price you pay or receive will be based on the next business day's net asset value per share.


     The following sections describe how to buy and redeem Institutional Shares.

HOW TO BUY INSTITUTIONAL SHARES
--------------------------------------------------------------------------------

     You may buy Institutional Shares if you are any of the following:

     - An eligible institution (eg, a financial institution, corporation, investment counselor, trust, estate or educational, religious or charitable institution or a qualified retirement plan other than a defined contribution plan).

     -   A defined contribution plan with assets of at least $75 million.

     - An investment advisory affiliate of Deutsche Banc Alex. Brown Inc. or the Flag Investors family of funds purchasing shares for the accounts of your investment advisory clients.


     You may buy Institutional Shares through your securities dealer or through any financial institution that is authorized to act as a shareholder servicing agent. Contact them for details on how to enter and pay for your order. You may also buy Institutional Shares by sending your check (along with a completed Application Form) directly to the Fund.


     Your purchase order may not be accepted if the sale of Fund shares has been suspended or if it is determined that your purchase would be detrimental to the interests of the Fund's shareholders. The Fund specifically reserves the right to refuse your order if it is part of multiple purchase or exchange requests that the Fund, in its sole discretion, deems to involve excessive trading or to be part of a market timing strategy. In making its determination, the Fund may consider orders you have placed individually as well as orders in combination with a group of shareholders or commonly controlled accounts and orders placed by your dealer. For these purposes, the Fund may consider, among other factors, your trading history in this or any affiliated funds, the funds involved, the amount of your investment, your background and the background of other investors or dealers involved.


INVESTMENT MINIMUMS

     Your initial investment must be at least $500,000. The following are exceptions to this minimum:

     - There is no minimum initial investment for investment advisory affiliates of Deutsche Banc Alex. Brown Inc. or the Flag Investors family of funds purchasing shares for the accounts of their investment advisory clients.

     - There is no minimum initial investment for defined contribution plans with assets of at least $75 million.

     - The minimum initial investment for all other qualified retirement plans is $1 million.

     -   There are no minimums for subsequent investments.

PURCHASES BY EXCHANGE

     You may exchange Institutional shares of any other Flag Investors fund for an equal dollar amount of Institutional Shares of the Fund up to four times a year. The Fund may modify or terminate this offer of exchange upon 60 days' notice.


     You may request an exchange through your securities dealer or servicing agent. Contact them for details on how to enter your order. If your shares are in an account with the Fund's Transfer Agent, you may also request an exchange directly through the Transfer Agent by mail.


HOW TO REDEEM INSTITUTIONAL SHARES
--------------------------------------------------------------------------------

     You may redeem Institutional Shares through your securities dealer or servicing agent. Contact them for details on how to enter your order and for information as to how you will be paid. If your shares are in an account with the Fund, you may also redeem them by contacting the Transfer Agent by mail or (if you are redeeming $500,000 or less) by telephone. You will be paid for redeemed shares by wire transfer of funds to your securities dealer, servicing agent or bank upon receipt of a duly authorized redemption request as promptly as feasible and, under most circumstances, within three business days.


     Any dividends payable on shares you redeem will be paid on the next dividend payable date. If you have redeemed all of your shares by that time, the dividend will be paid to you in cash whether or not this is the payment option you have selected.


     If you redeem sufficient shares to reduce your investment to $500 or less, the Fund reserves the right to redeem the remaining shares after giving you 60 days' notice. The Fund also reserves the right to redeem shares in kind under certain circumstances.

TELEPHONE TRANSACTIONS
--------------------------------------------------------------------------------

     If your shares are in an account with the Transfer Agent, you may redeem them in any amount up to $500,000 or exchange them for Institutional shares of another Flag Investors fund by calling the Transfer Agent on any business day between the hours of 8:30 am and 7:00 pm (Eastern Time). You are automatically entitled to telephone transaction privileges, but you may specifically request that no telephone redemptions or exchanges be accepted for your account. You may make this election when you complete the Application Form or at any time thereafter by completing and returning documentation supplied by the Transfer Agent.


     The Fund and the Transfer Agent will employ reasonable procedures to confirm that telephoned instructions are genuine. These procedures include requiring you to provide certain personal identification information when you open your account and before you effect each telephone transaction. You may be required to provide additional telecopied instructions. If these procedures are employed, neither the Fund nor the Transfer Agent will bear any liability for following telephone instructions that either reasonably believes to be genuine. Your telephone transaction request will be recorded.


     During periods of economic or market volatility, you may experience difficulty in contacting the Transfer Agent by telephone. In such event, you should make your request by mail.


DIVIDENDS AND TAXES
--------------------------------------------------------------------------------

DIVIDENDS AND DISTRIBUTIONS

     The Fund's policy is to distribute to shareholders substantially all of its net investment income in the form of annual dividends and to distribute net realized capital gain on at least an annual basis.


DIVIDEND REINVESTMENT


     Unless you elect otherwise, all income and capital gain distributions will be reinvested in additional Institutional Shares at net asset value. You may elect to receive your distributions in cash or to have your distributions invested in Institutional Shares of other Flag Investors funds. To make either of these elections or to terminate automatic reinvestment, complete the appropriate section of the Application Form or notify the Transfer Agent, your securities dealer or your servicing agent at least five days before the date on which the next dividend or distribution will be paid.


CERTAIN FEDERAL INCOME TAX CONSEQUENCES

     The following summary is based on current tax laws, which may change.

     The Fund will distribute substantially all of its net investment income and net realized capital gain at least annually. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. The tax treatment of dividends and distributions is the same whether or not you reinvest them. Income distributions are generally taxable at ordinary income tax rates. Capital gain distributions are generally taxable at the rates applicable to long-term capital gain regardless of how long you have owned your shares. Each sale or exchange of the Fund's shares is generally a taxable event. For tax purposes, an exchange of your Fund shares for shares of a different Flag Investors fund is the same as a sale. The individual tax rate on any gain from the sale or exchange of your shares depends upon your marginal tax rate and how long you have held your shares.


     If you have a tax-advantaged or other retirement account you will generally not be subject to federal taxation on income and capital gain distributions until you begin receiving your distributions from your retirement account. You should consult your tax advisor regarding the rules governing your own retirement plan.


     If you are a non-US investor in the Fund you may be subject to US withholding and estate tax, as well as foreign taxes and are encouraged to consult your tax advisor prior to investing in the Fund.

     More information about taxes is in the Statement of Additional Information.

     Please contact your tax advisor if you have specific questions about federal, state, local or foreign income taxes.


INVESTMENT ADVISOR AND SUB-ADVISOR
--------------------------------------------------------------------------------

     Investment Company Capital Corp. (`ICCC' or the `Advisor') is the Fund's investment advisor and Brown Investment Advisory & Trust Company (`Brown Trust' or the `Sub-Advisor') is the Fund's sub-advisor. ICCC is also the investment advisor to other mutual funds in the Flag Investors family of funds and Deutsche Banc Alex. Brown Cash Reserve Fund, Inc. These funds, together with the Fund, had approximately $12 billion of net assets as of December 31, 2000. Brown Trust is a Maryland trust company with approximately $4.55 billion under management as of December 31, 2000.

     ICCC is responsible for supervising and managing all of the Fund's operations, including overseeing the performance of Brown Trust. Brown Trust is responsible for decisions to buy and sell securities for the Fund, for broker-dealer selection, and for negotiation of commission rates.


     As compensation for its services for the fiscal year ended October 31, 2000, ICCC received from the Fund a fee equal to 0.85% of the Fund's average daily net assets. ICCC compensates Brown Trust out of its advisory fee.


     The Advisor is an indirect, wholly owned subsidiary of Deutsche Bank, AG. Deutsche Bank is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual funds, retail and commercial banking, investment banking and insurance.


PORTFOLIO MANAGER

     Frederick L. Meserve, Jr. has been responsible for managing the Fund's assets since November 1993. Mr. Meserve is a Managing Director at Brown Trust where he has served as the Fund's portfolio manager since July 1998. Prior to joining Brown Trust, he served as the Fund's portfolio manager while employed at BT Alex. Brown Incorporated (predecessor to Deutsche Banc Alex. Brown Inc.). Mr. Meserve has published a number of investment strategy reports on growth stocks. Mr. Meserve received a B.S.&E. from Princeton University in 1960 and an M.B.A. from the Columbia School of Business in 1962.


FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

     The financial highlights table is intended to help you understand the Institutional Shares' financial performance since the class began operations. Certain information reflects financial results for a single Institutional Share. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the Fund's financial statements, is included in the Fund's annual report, which is available upon request.

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                                              FOR THE PERIOD
                                                                                                            NOVEMBER 2, 1995(1)
                                                                        FOR THE YEARS ENDED OCTOBER 31,     THROUGH OCTOBER 31,
                                                             ------------------------------------------------------------------
                                                               2000         1999         1998          1997        1996
                                                             ----------   ---------   ----------    ----------   ---------
PER SHARE OPERATING PERFORMANCE:
   Net asset value at beginning of period ..................    $24.54       $19.17       $23.25        $19.15      $17.45
                                                               ---------    --------     --------      --------    --------
INCOME FROM INVESTMENT OPERATIONS:
   Expenses in excess of investment income .................     (0.73)       (0.21)       (0.17)(2)     (0.26)      (0.12)
   Net realized and unrealized gain/(loss)
      on investments .......................................      8.89         5.58        (2.86)         5.10        2.72
                                                               ---------    --------     ---------     --------    --------
   Total from Investment Operations ........................      8.16         5.37        (3.03)         4.84        2.60
                                                               ---------    --------     ---------     --------    --------
LESS DISTRIBUTIONS:
   Distributions from net realized short-term gains ........     (0.36)          --        (0.21)        (0.21)      (0.30)
   Distributions from net realized long-term gains .........     (0.40)          --        (0.84)        (0.53)      (0.60)
                                                               ---------    --------     ---------     ---------    -------
   Total distributions .....................................     (0.76)          --        (1.05)        (0.74)      (0.90)
                                                               ----------   --------     ---------     ---------    -------
   Net asset value at end of period ........................    $31.94       $24.54       $19.17        $23.25      $19.15
                                                               ==========   ========     =========     =========    =======
TOTAL RETURN ...............................................     33.65%       28.01%      (13.39)%       26.36%      16.48%

RATIOS TO AVERAGE DAILY NET ASSETS:
   Expenses ................................................      1.07%        1.15%        1.16%         1.19%       1.25%(3)
   Expenses in excess of investment income .................     (0.88)%      (0.94)%      (0.76)%       (0.74)%     (0.61)%(3)

SUPPLEMENTAL DATA:
   Net assets at end of period (000) .......................    $2,358       $7,578       $6,243       $13,068     $19,751
   Portfolio turnover rate .................................        36%          38%          23%           42%         24%


------------------

(1)  Commencement of operations.

(2)  Calculations based on average shares.

(3)  Annualized.

                   This page has been intentionally left blank

INVESTMENT ADVISOR
INVESTMENT COMPANY CAPITAL CORP.
One South Street
Baltimore, Maryland 21202


SUB-ADVISOR BROWN INVESTMENT ADVISORY &
TRUST COMPANY
Furness House
19 South Street
Baltimore, Maryland 21202



DISTRIBUTOR
ICC DISTRIBUTORS, INC.
Two Portland Square
Portland, Maine 04101


TRANSFER AGENT
INVESTMENT COMPANY CAPITAL CORP.
One South Street
Baltimore, Maryland 21202
1-800-553-8080


INDEPENDENT ACCOUNTANTS
PRICEWATERHOUSECOOPERS LLP
250 West Pratt Street
Baltimore, Maryland 21201


CUSTODIAN
BANKERS TRUST COMPANY
130 Liberty Street
New York, New York 10006


FUND COUNSEL
MORGAN, LEWIS & BOCKIUS LLP
1701 Market Street
Philadelphia, Pennsylvania 19103

                                     [LOGO]
                                 FLAG INVESTORS
                INVESTING WITH A DIFFERENCE-REGISTERED TRADEMARK-



Flag Investors Funds - P.O. Box 515 - Baltimore, MD 21203 - (800) 767-FLAG


--------------------------------------------------------------------------------

You may obtain the following additional information about the Fund, free of charge, from your securities dealer or servicing agent or by calling
(800) 767-FLAG:

- A statement of additional information (SAI) about the Fund that is incorporated by reference into the prospectus.

- The Fund's most recent annual and semi-annual reports containing detailed financial information and, in the case of the annual report, a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

In addition you may review information about the Fund (including the SAI) at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. (Call 1-202-942-8090 to find out about the operation of the Public Reference Room.) The EDGAR Database on the Commission's Internet site at http://www.sec.gov has reports and other information about the Fund. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102.

For other shareholder inquiries, contact the Transfer Agent at (800) 553-8080. For Fund information, call (800) 767-FLAG or your securities dealer or servicing agent.



Investment Company Act File No. 811-5320                          EGIPRS (03/01)

                        BROWN INVESTMENT ADVISORY & TRUST

                             EMERGING GROWTH SHARES
             (A CLASS OF FLAG INVESTORS EMERGING GROWTH FUND, INC.)


                           PROSPECTUS - MARCH 1, 2001

--------------------------------------------------------------------------------

THIS MUTUAL FUND (THE "FUND") SEEKS TO ACHIEVE LONG-TERM CAPITAL APPRECIATION PRIMARILY THROUGH INVESTMENT IN A DIVERSIFIED PORTFOLIO OF COMMON STOCKS OF SMALL AND MID-SIZED EMERGING GROWTH COMPANIES.


The Fund offers Brown Investment Advisory & Trust Shares (the "Shares") solely for the discretionary accounts of Brown Investment Advisory & Trust Company and its affiliates. (See the section entitled `How to Buy Shares'.)


TABLE OF CONTENTS

Investment Summary............................................................1
Fees and Expenses of the Shares...............................................2
Investment Program............................................................3
The Fund's Net Asset Value....................................................3
How to Buy Shares.............................................................4
How to Redeem Shares..........................................................4
Dividends and Taxes...........................................................4
Investment Advisor and Sub-Advisor............................................5
Financial Highlights..........................................................6


THE SECURITIES AND EXCHANGE COMMISSION HAS NEITHER APPROVED NOR DISAPPROVED THESE SECURITIES NOR HAS IT PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

INVESTMENT SUMMARY
--------------------------------------------------------------------------------

OBJECTIVE AND STRATEGIES



     The Fund seeks to achieve long-term capital appreciation primarily through investment in a diversified portfolio of common stocks of small and mid-sized emerging growth companies. These companies have relatively small market capitalizations. The Fund's investment advisor and sub-advisor (collectively, the `Advisors') will attempt to identify emerging growth companies, that is, companies that they believe have the ability or potential to sustain a high level of growth in their revenue, earnings, assets and cash flow. The Advisors will focus on a number of key selection criteria including a company's industry position, management quality and experience, accounting and financial policies, marketing and service capabilities, and product development efforts.


RISK PROFILE

     The Fund may be suited for you if you are willing to accept the risks and uncertainties of investing in emerging growth companies in the hope of achieving aboveaverage long-term capital appreciation.

     GENERAL STOCK RISK. The value of an investment in the Fund will vary from day to day, based on changes in the prices of securities the Fund holds. Those prices, in turn, reflect investor perceptions of the economy, the markets and the companies represented in the Fund's portfolio.

     SMALL AND MID-CAP STOCK RISKS. The stocks of small and mid-sized companies may experience greater price volatility than those of larger companies. The market for such stocks may be more limited and the companies themselves may be more vulnerable to economic or company-specific problems. In particular, these small and mid-sized companies may have limited product lines, markets and financial resources, and may depend on a relatively small management group.


     If you invest in the Fund, you could lose money. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


FUND PERFORMANCE

     The following bar chart and table show the performance of the Shares both year-by-year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. This is an historical record and does not necessarily indicate how the Fund will perform in the future.



                    BROWN INVESTMENT ADVISORY & TRUST SHARES
                           FOR YEARS ENDED DECEMBER 31

[CHART]

1998         6.86%
1999        49.65%
2000       -17.20%


     During the three-year period shown in the bar chart, the highest return for a quarter was 52.27% (quarter ended 12/31/99) and the lowest return for a quarter was -23.04% (quarter ended 9/30/98).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDED DECEMBER 31, 2000)



                                               BROWN
                                             INVESTMENT
                                              ADVISORY          RUSSELL 2000-REGISTERED TRADEMARK-
                                          & TRUST SHARES(1)               GROWTH(2)                 S&P 500-REGISTERED TRADEMARK-(3)
                                         ------------------     ----------------------------------  --------------------------------
Past One Year ..............................   -17.20%                           -22.43%                       -9.10%
Since Inception ............................    14.17% (5/9/97)                    6.35%(4)                     14.69%(4)


------------------

(1) These figures assume the reinvestment of dividends and capital gain distributions.

(2) On December 19, 2000 the Board of Directors approved the Russell 2000-REGISTERED TRADEMARK- Growth Index as the Fund's primary benchmark, replacing the Standard & Poor's 500-REGISTERED TRADEMARK- Composite Stock Price Index (`S&P 500-REGISTERED TRADEMARK-'). The Russell 2000-REGISTERED TRADEMARK- Growth Index tracks the performance of the Russell 2000-REGISTERED TRADEMARK- companies with higher price-to-book ratios and higher forecasted growth values. The Russell 2000-REGISTERED TRADEMARK-Growth Index is an unmanaged index that is a widely recognized benchmark of small company stock performance. The index does not factor in the costs of buying, selling and holding securities--costs that are reflected in the fund's results. The Russell 2000-REGISTERED TRADEMARK- Growth Index may be a better comparison for the performance of the Fund than the S&P 500-REGISTERED TRADEMARK-, which tracks larger, more developed stocks.

(3) The S&P 500-REGISTERED TRADEMARK- is an unmanaged index that is a widely recognized benchmark of general market performance. The S&P 500-REGISTERED TRADEMARK- is a passive measure of equity market returns. The index does not factor in the costs of buying, selling and holding securities--costs that are reflected in the Fund's results.

(4)  For the period from 8/30/97 through 12/31/00.


FEES AND EXPENSES OF THE SHARES
--------------------------------------------------------------------------------

     This table describes the fees and expenses that you may pay if you buy and hold Shares.


SHAREHOLDER TRANSACTION EXPENSES
  (FEES PAID DIRECTLY FROM YOUR INVESTMENT):
Maximum sales charge (load) imposed on purchases....................................    None
Maximum deferred sales charge (load)................................................    None
Maximum sales charge (load) imposed on reinvested dividends.........................    None
Redemption fee......................................................................    None
Exchange fee........................................................................    None

ANNUAL FUND OPERATING EXPENSES
  (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS):
Management fees.....................................................................     0.85%*
Distribution and/or service (12b-1) fees............................................     None
Other expenses......................................................................     0.22%
                                                                                        -------
Total annual fund operating expenses................................................     1.07%
                                                                                        =======


------------------

* If you are a client of Brown Investment Advisory & Trust Company, it will waive its advisory fees on the portion of your account invested in its Shares.

EXAMPLE:

     This Example is intended to help you compare the cost of investing in the Shares with the cost of investing in other mutual funds.

     The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                                          1 YEAR     3 YEARS    5 YEARS     10 YEARS
                                                         --------   ---------  --------    ---------
Brown Investment Advisory & Trust Shares................  $109       $340       $590       $1,306

INVESTMENT PROGRAM
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND POLICIES

     The Fund seeks to achieve long-term capital appreciation primarily through investment in a diversified portfolio of common stocks of small and mid-sized emerging growth companies.

     The Advisors are responsible for managing the Fund's investments. (See the section entitled `Investment Advisor and Sub-Advisor'.) There can be no guarantee that the Fund will achieve its goals.


     The Advisors will seek to identify companies that, in their opinion, are well managed and have experienced or have the potential to experience rapid growth in their revenue, earnings, assets and cash flow. The selection criteria will include a company's industry position, management qualifications and experience, accounting and financial policies, marketing and service capabilities and product development efforts. The Advisors will invest in a broad cross-section of industries in an effort to limit the Fund's volatility. The Fund will invest primarily, but not exclusively, in the businesses of Technology, Health Care, Business Services, Energy, Transportation, Financial Services, Consumer Products & Services and Capital Goods.

RISK CONSIDERATIONS

     An investment in the Fund involves risk. Over time, common stocks have shown greater potential for growth than other types of securities, but in the short run stocks can be more volatile than other types of securities. Stock prices are sensitive to developments affecting particular companies and to general economic conditions that affect particular industry sectors or the securities markets as a whole. No one can predict how the markets or stock prices will perform in the future.


     In addition to the general risks of the stock markets, investing in small to mid-sized companies entails special risks. The stock prices of emerging growth companies tend to be more volatile than investments in larger, more established companies, making such investments more speculative. In particular, companies in the Fund's portfolio may have limited product lines, markets, and financial resources and may depend on a relatively small management group.


     To reduce the Fund's risk under adverse market conditions, the Advisors may make temporary defensive investments of up to 100% of the Fund's assets in cash, cash items, shorter-term, higher-quality debt securities, money market instruments and similar obligations, such as repurchase agreements and reverse repurchase agreements. While engaged in a temporary defensive strategy, the Fund may not achieve its investment objective. The Advisors would follow such a strategy only if they believed the risk of loss in pursing the Fund's primary investment strategies outweighed the opportunity for gain.


THE FUND'S NET ASSET VALUE

--------------------------------------------------------------------------------

     The price you pay when you buy Shares or receive when you redeem Shares is based on the Fund's net asset value per share. The net asset value per share of the Fund is determined at the close of regular trading on the New York Stock Exchange on each day the Exchange is open for business. While regular trading ordinarily closes at 4:00 pm (Eastern Time), it could be earlier, particularly on the day before a holiday. Contact the Transfer Agent to determine whether the Fund will close early before a particular holiday. The net asset value per share of a class is calculated by subtracting the liabilities attributable to the class from its proportionate share of the Fund's assets and dividing the result by the number of outstanding shares of the class.


     In valuing its assets, the Fund's investments are priced at their market value. When a price quote for a particular security is not readily available or when a quote may be unreliable, the security is priced at its `fair value' using procedures approved by the Fund's Board of Directors.


     You may buy or redeem Shares on any day the NewYork Stock Exchange is open for business (a `business day'). If your order is entered before the net asset value per share is determined for that day, the price you pay or receive will be based on that day's net asset value per share. If your order is entered after the net asset value per share is determined for that day, the price you pay or receive will be based on the next business day's net asset value per share.

     The following sections describe how to buy and redeem Shares.

HOW TO BUY SHARES
--------------------------------------------------------------------------------

     Only Brown Investment Advisory & Trust Company and its affiliates may acquire Shares on behalf of their discretionary accounts by placing orders with the Fund's distributor. There is no minimum for initial or subsequent investments in Shares.


HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

     Shares may be redeemed by, or at the direction of, Brown Investment Advisory & Trust Company, or an affiliate, by transmitting an order through the Fund's distributor or the Transfer Agent. Contact them for details. Payment for redeemed shares will be made by, or at the direction of, Brown Investment Advisory & Trust Company, or an affiliate. Payment will be made as promptly as feasible and, under most circumstances, within three business days. Any dividends payable on Shares you redeem will be paid on the next dividend payable date.


DIVIDENDS AND TAXES
--------------------------------------------------------------------------------

DIVIDENDS AND DISTRIBUTIONS

     The Fund's policy is to distribute to shareholders substantially all of its net investment income in the form of annual dividends and to distribute net realized capital gain on at least an annual basis.


CERTAIN FEDERAL INCOME TAX CONSEQUENCES

     The following summary is based on current tax laws, which may change.

     The Fund will distribute substantially all of its net investment income and net realized capital gain at least annually. The dividends and distributions you receive may be subject to federal, state and local taxation, depending on your tax situation. The tax treatment of dividends and distributions is the same whether or not you reinvest them. Income distributions are generally taxable at ordinary income tax rates. Capital gain distributions are generally taxable at the rates applicable to long-term capital gain regardless of how long you have owned your shares. Each sale of the Fund's shares is generally a taxable event. The individual tax rate on any gain from the sale of your shares depends upon your marginal tax rate and how long you have held your shares.


     If you have a tax-advantaged or other retirement account you will generally not be subject to federal taxation on income and capital gain distributions until you begin receiving your distributions from your retirement account. You should consult your tax advisor regarding the rules governing your own retirement plan.


     If you are a non-US investor in the Fund you may be subject to US withholding and estate tax, as well as foreign taxes and are encouraged to consult your tax advisor prior to investing in the Fund.

     More information about taxes is in the Statement of Additional Information.

     Please contact your tax advisor if you have specific questions about federal, state, local or foreign income taxes.

INVESTMENT ADVISOR AND SUB-ADVISOR
--------------------------------------------------------------------------------

     Investment Company Capital Corp. (`ICCC' or the `Advisor') is the Fund's investment advisor and Brown Investment Advisory & Trust Company (`Brown Trust' or the `Sub-Advisor') is the Fund's sub-advisor. ICCC is also the investment advisor to other mutual funds in the Flag Investors family of funds and Deutsche Banc Alex. Brown Cash Reserve Fund, Inc. These funds, together with the Fund, had approximately $12 billion of net assets as of December 31, 2000. Brown Trust is a Maryland trust company with approximately $4.55 billion under management as of December 31, 2000.


     ICCC is responsible for supervising and managing all of the Fund's operations, including overseeing the performance of Brown Trust. Brown Trust is responsible for decisions to buy and sell securities for the Fund, for broker-dealer selection and for negotiation of commission rates.


     As compensation for its services for the fiscal year ended October 31, 2000, ICCC received from the Fund a fee equal to 0.85% of the Fund's average daily net assets. ICCC compensates Brown Trust out of its advisory fee.


     The Advisor is an indirect, wholly owned subsidiary of Deutsche Bank, AG. Deutsche Bank is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual funds, retail and commercial banking, investment banking and insurance.


PORTFOLIO MANAGER


     Frederick L. Meserve, Jr. has been responsible for managing the Fund's assets since November 1993. Mr. Meserve is a Managing Director at Brown Trust where he has served as the Fund's portfolio manager since July 1998. Prior to joining Brown Trust, he served as the Fund's portfolio manager while employed at BTAlex. Brown Incorporated (predecessor to Deutsche Banc Alex. Brown Inc.). Mr. Meserve has published a number of investment strategy reports on growth stocks. He received a B.S.&E. from Princeton University in 1960 and an M.B.A. from the Columbia School of Business in 1962.

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

     The financial highlights table is intended to help you understand the Brown Investment Advisory & Trust Shares' financial performance since the class began operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the Fund's financial statements, is included in the Fund's annual report, which is available upon request.




                                                                                                                   FOR THE PERIOD
                                                                                                                    MAY 9, 1997(1)
                                                                               FOR THE YEARS ENDED OCTOBER 31,       THROUGH
                                                                          ---------------------------------------    OCTOBER 31,
                                                                             2000         1999          1998         1997
                                                                          ----------   ----------    ------------  ------------
PER SHARE OPERATING PERFORMANCE:
   Net asset value at beginning of period...............................    $24.56       $19.19        $23.24        $18.64
                                                                          ----------   ----------    -----------   ------------
INCOME FROM INVESTMENT OPERATIONS:
   Expenses in excess of investment income..............................     (0.30)       (0.21)        (0.17)(2)     (0.06)
   Net realized and unrealized gain/(loss) on investments...............      8.46         5.58         (2.83)         4.66
                                                                          ----------   ----------    ------------  ------------
   Total from investment operations.....................................      8.16         5.37         (3.00)         4.60
                                                                          ----------   ----------    ------------  ------------
LESS DISTRIBUTIONS:
   Distributions from net realized short-term gains.....................     (0.36)          --         (0.21)           --
   Distributions from net realized long-term gains......................     (0.40)          --         (0.84)           --
                                                                          ----------   ----------    ------------  -----------
   Total distributions..................................................     (0.76)          --         (1.05)           --
                                                                          ----------   ----------    ------------  -----------
NET ASSET VALUE AT END OF PERIOD........................................    $31.96       $24.56        $19.19        $23.24
                                                                          ==========   ==========    ============  ===========
TOTAL RETURN............................................................     33.62%       27.98%       (13.26)%       24.68%

RATIOS TO AVERAGE DAILY NET ASSETS:
   Expenses.............................................................      1.07%        1.15%         1.16%         1.19%(3)
   Expenses in excess of investment income..............................     (0.89)%      (0.94)%       (0.80)%       (0.69)%(3)

SUPPLEMENTAL DATA:
   Net assets at end of period (000)....................................   $76,868      $65,021       $46,628       $35,653
   Portfolio turnover rate..............................................         36%          38%           23%           42%


------------------

(1)  Commencement of operations.

(2)  Calculations based on average shares.

(3)  Annualized.

                    FLAG INVESTORS EMERGING GROWTH FUND, INC.
                   (Brown Investment Advisory & Trust Shares)



                               Investment Advisor
                        INVESTMENT COMPANY CAPITAL CORP.
                                One South Street
                            Baltimore, Maryland 21202


                                  Sub-Advisor
                            BROWN INVESTMENT ADVISORY
                                 & TRUST COMPANY
                                  Furness House
                                 19 South Street
                            Baltimore, Maryland 21202


                                 Transfer Agent
                           INVESTMENT COMPANY CAPITAL
                                      CORP.
                                One South Street
                            Baltimore, Maryland 21202
                                 1-800-553-8080


                                    Custodian
                              BANKERS TRUST COMPANY
                               130 Liberty Street
                            New York, New York 10006


                                   Distributor
                             ICC DISTRIBUTORS, INC.
                               Two Portland Square
                              Portland, Maine 04101


                             Independent Accountants
                           PRICEWATERHOUSECOOPERS LLP
                              250 West Pratt Street
                            Baltimore, Maryland 21201


                                  Fund Counsel
                           MORGAN, LEWIS & BOCKIUS LLP
                               1701 Market Street
                        Philadelphia, Pennsylvania 19103

--------------------------------------------------------------------------------
You may obtain the following additional information about the Fund, free of charge, from your securities dealer or servicing agent or by calling (800) 767-3524:

- A statement of additional information (SAI) about the Fund that is incorporated by reference into the prospectus.

- The Fund's most recent annual and semi-annual reports containing detailed financial information and, in the case of the annual report, a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

In addition you may review information about the Fund (including the SAI) at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. (Call 1-202-942-8090 to find out about the operation of the Public Reference Room.) The EDGAR Database on the Commission's Internet site at http://www.sec.gov has reports and other information about the Fund. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102.

For other shareholder inquiries, contact the Transfer Agent at (800) 553-8080. For Fund information, call (800) 767-3524 or your securities dealer or servicing agent.


                                        Investment Company Act File No. 811-5320
--------------------------------------------------------------------------------

                       STATEMENT OF ADDITIONAL INFORMATION

                          -----------------------------


                    FLAG INVESTORS EMERGING GROWTH FUND, INC.

                                ONE SOUTH STREET
                            BALTIMORE, MARYLAND 21202

                          -----------------------------


THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS. IT SHOULD BE READ IN CONJUNCTION WITH A PROSPECTUS. THE AUDITED FINANCIAL STATEMENTS FOR THE FUND
 ARE INCLUDED IN THE FUND'S ANNUAL REPORT, AND ADDITIONAL FINANCIAL INFORMATION IS INCLUDED IN THE FUND'S SEMI-ANNUAL REPORT WHICH HAS BEEN FILED ELECTRONICALLY
  WITH THE SECURITIES AND EXCHANGE COMMISSION AND IS INCORPORATED BY REFERENCE INTO THIS STATEMENT OF ADDITIONAL INFORMATION. A COPY OF EACH PROSPECTUS AND THE
  ANNUAL REPORT MAY BE OBTAINED WITHOUT CHARGE FROM YOUR SECURITIES DEALER OR SHAREHOLDER SERVICING AGENT OR BY WRITING OR CALLING THE FUND, ONE SOUTH STREET,
                   BALTIMORE, MARYLAND 21202,
                              (800) 767-FLAG.





            Statement of Additional Information Dated: March 1, 2001,

                Relating to Prospectus Dated March 1, 2001, for:
          Flag Investors Class A Shares, Flag Investors Class B Shares,
                          Flag Investors Class C Shares

                       Flag Investors Institutional Shares
                                       and
            Brown Investment Advisory & Trust Emerging Growth Shares

                                TABLE OF CONTENTS

                                                                                                                PAGE
                                                                                                             ---------
GENERAL INFORMATION AND HISTORY...................................................................................1
INVESTMENT OBJECTIVE AND POLICIES.................................................................................2
VALUATION OF SHARES AND REDEMPTION................................................................................6
FEDERAL TAX TREATMENT OF DIVIDENDS AND DISTRIBUTIONS..............................................................7
MANAGEMENT OF THE FUND...........................................................................................11
INVESTMENT ADVISORY AND OTHER SERVICES...........................................................................17
DISTRIBUTION OF FUND SHARES......................................................................................18
BROKERAGE........................................................................................................22
CAPITAL STOCK....................................................................................................24
CUSTODIAN, TRANSFER AGENT, ACCOUNTING AND DISTRIBUTOR SERVICES...................................................25
LEGAL MATTERS....................................................................................................26
INDEPENDENT ACCOUNTANTS..........................................................................................26
PERFORMANCE INFORMATION..........................................................................................26
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES..............................................................28
FINANCIAL STATEMENTS.............................................................................................29

GENERAL INFORMATION AND HISTORY

         Flag Investors Emerging Growth Fund, Inc. (the `Fund') is an open-end management investment company. Under the rules and regulations of the Securities and Exchange Commission (the `SEC'), all mutual funds are required to furnish prospective investors with certain information concerning the activities of the company being considered for investment. The Fund currently offers five classes of shares: Flag Investors Emerging Growth Fund Class A Shares (the `Class A Shares'), Flag Investors Emerging Growth Fund Class B Shares (the `Class B Shares'), Flag Investors Emerging Growth Fund Class C Shares (the `Class C Shares'), Flag Investors Emerging Growth Fund Institutional Shares (the `Institutional Shares') and Brown Investment Advisory & Trust Emerging Growth Shares (formerly Alex. Brown Capital Advisory & Trust Emerging Growth Shares) (the `BIAT Shares') (collectively, the `Shares').

         Important information concerning the Fund is included in the Fund's Prospectuses which may be obtained without charge from the Fund's distributor (the `Distributor') or, with respect to each class except the BIAT Shares class, from Participating Dealers that offer such Shares to prospective investors. Some of the information required to be in this Statement of Additional Information is also included in the Fund's current Prospectuses. To avoid unnecessary repetition, references are made to related sections of the Prospectuses. In addition, the Prospectuses and this Statement of Additional Information omit certain information about the Fund and its business that is contained in the registration statement respecting the Fund and its Shares filed with the SEC. Copies of the registration statement as filed, including such omitted items, may be obtained from the SEC by paying the charges prescribed under its rules and regulations.

         The Fund was incorporated under the laws of the State of Maryland on July 2, 1987. The Fund filed a registration statement with the SEC registering itself as an open-end diversified management investment company under the Investment Company Act of 1940, as amended (the `1940 Act') and its Shares under the Securities Act of 1933, as amended (the `1933 Act'). The Fund's registration statement was declared effective by the SEC on June 15, 1988 and the Fund began operations as an open-end diversified management investment company. The Fund has offered the Class A Shares since its inception on June 15, 1988, the Institutional Shares since November 2, 1995, the Class B Shares since June 20, 1996, the BIAT Shares since May 9, 1997 and the Class C Shares since July 31, 2000.

         Under a license agreement dated September 1, 2000 between the Fund and Deutsche Banc Alex. Brown LLC (predecessor to Deutsche Banc Alex. Brown Inc. (`DB Alex. Brown')), DB Alex Brown licenses the `Flag Investors' name and logo to the Fund, but retains the rights to the name and logo, including the right to permit other investment companies to use them.

SIZE OF THE FUND

         The allocation of the Fund's assets in emerging growth companies requires substantial research and analysis in respect of such companies and the Fund's management believes that the size of the Fund should be limited so that the investment advisor can perform the appropriate research and analysis of investment opportunities. Accordingly, at such time as the assets of the Fund are in excess of $400 million, the Fund will accept Share purchases only from existing shareholders (including reinvestment of dividends and capital gain distributions). Further, at such time as the assets of the Fund are in excess of $500 million, the Fund will discontinue sales of Shares with the exception of purchases made by pre-existing individual retirement accounts (`IRA' accounts).

INVESTMENT OBJECTIVE AND POLICIES

INVESTMENT OBJECTIVE AND POLICIES OF THE FUND

         The Fund has the investment objective of long-term capital appreciation. Realization of income is not a significant investment consideration and any income realized on the Fund's investments will be incidental to the Fund's objective. There can be no assurance that the Fund's investment objective will be achieved.

         The Fund seeks to achieve its objective through investment in a diversified portfolio of common stocks of small and mid-sized emerging growth companies. In general, an emerging growth company with $250 million or less in annual sales would be considered to be a small company, while an emerging growth company with approximately $250 million to $1 billion in annual sales would be considered to be a mid-sized company. While the Fund intends to invest in emerging growth companies that are small to mid-sized at the time of investment, it may retain the securities of these companies even after they reach a larger size if the Fund's investment advisor and sub-advisor (collectively, the `Advisors') believe they continue to have growth potential. Investments in such emerging growth companies involve certain risks. (See the section entitled `Special Risk Considerations'.)

         Under normal circumstances Fund assets will be invested as fully as possible in the common stocks and securities convertible into common stocks of small and mid-sized emerging growth companies (and at least 65% of the Fund's assets will be so invested). However, up to 25% of the Fund's assets may from time to time be invested in `other investments' which do not otherwise meet the criteria set forth above, but which the Advisors believe offer improved opportunities for growth not yet fully appreciated by investors. Such investments may arise, for example, because of a new product developed by a mature company or a new opportunity in an established business line of a mature company that shows growth potential similar to that of emerging growth companies.

         In addition, the Fund may invest up to 20% of its net assets in securities convertible into the common stock of high-quality growth companies. Convertible securities are fixed-income securities that may be converted at a stated price, within a specified period of time, into a specified number of shares of common stock of the same or a different issuer. While providing a fixed income stream (generally higher in yield than the income derivable from a common stock but lower than that afforded by a non-convertible debt security), a convertible security also affords an investor the opportunity, through its conversion feature, to participate in the capital appreciation of the common stock into which it is convertible. In general, the market value of a convertible security is at least the higher of its `investment value' (ie, its value as a fixed-income security) or its `conversion value' (ie, the value of the underlying shares of common stock if the security is converted). As a fixed-income security, a convertible security tends to increase in market value when interest rates decline and tends to decrease in value when interest rates rise. However, the price of a convertible security also is influenced by the market value of the security's underlying common stock. Thus, the price of a convertible security tends to increase as the market value of the underlying stock increases, whereas it tends to decrease as the market value of the underlying stock declines. Investments in convertible securities generally entail less risk than investments in the common stock of the same issuer.

         In addition, up to 35% of the Fund's assets may be invested in US Government securities, corporate bonds and debentures rated in one of the three highest rating categories of Standard & Poor's Ratings Group (`S&P') or Moody's Investors Service, Inc. (`Moody's') (or, if unrated, determined by the Advisors to be of equivalent quality), preferred stocks or money market instruments.

         Additional information about certain of the Fund's investment policies and practices are described below.

         RESTRICTED SECURITIES
         The Fund may invest in securities eligible for resale pursuant to Rule 144A under the 1933 Act (`Rule 144A Securities') that have been determined to be liquid by the Advisors under standards approved by the Fund's Board of Directors, and may invest up to 10% of its net assets in Rule 144A Securities that are illiquid. (See the section entitled `Investment Restrictions' below.) Rule 144A Securities that are liquid when purchased may subsequently become illiquid if qualified institutional buyers are not interested in acquiring the securities.

         REPURCHASE AGREEMENTS
         The Fund may enter into repurchase agreements with domestic banks or broker-dealers deemed to be creditworthy by the Advisors. A repurchase agreement is a short-term investment in which the Fund acquires ownership of a debt security and the seller agrees to repurchase the obligation at a future time and set price, usually not more than seven days from the date of purchase, thereby determining the yield during the Fund's holding period. The value of underlying securities will be at least equal at all times to the total amount of the repurchase obligation, including the interest factor. The collateral for these repurchase agreements will be held by the Fund's custodian or by a duly appointed sub-custodian. The Fund makes payment for such securities only upon physical delivery or evidence of book-entry transfer to the account of a custodian or bank acting as agent. The underlying securities, which in the case of the Fund are securities of the US Government only, may have maturity dates exceeding one year. The Fund does not bear the risk of a decline in value of the underlying securities unless the seller defaults under its repurchase obligation. In the event of a bankruptcy or other default of a seller of a repurchase agreement, the Fund could experience both delays in liquidating the underlying securities and loss including:

         1) possible decline in the value of the underlying security while the Fund seeks to enforce its rights thereto,

         2) possible subnormal levels of income and lack of access to income during this period, and

         3) expenses of enforcing its rights.

         LOANS OF PORTFOLIO SECURITIES
         The Fund may lend its investment securities to approved institutional borrowers who need to borrow securities in order to complete certain transactions, such as covering short sales, avoiding failures to deliver securities or completing arbitrage operations. By lending its investment securities, the Fund attempts to increase its net investment income through the receipt of interest on the loan. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund. The Fund may lend its investment securities so long as the terms, structure and the aggregate amount of such loans are not inconsistent with the 1940 Act or the Rules and Regulations or interpretations of the SEC thereunder, which currently require that

         1) the borrowers pledge and maintain with the Fund collateral consisting of liquid, unencumbered assets having a value at all times not less than 100% of the value of the securities loaned,

         2) the borrowers add to such collateral whenever the price of the securities loaned rises (ie, the borrower `marks to the market' on a daily basis),

         3) the loans are made subject to an ability of the Fund to terminate at any time, and

         4) the Fund receives reasonable interest on the loan (which may include the Fund investing any cash collateral in interest bearing short-term investments), and distributions on the loaned securities and any increase in their market value.

         There may be risks of delay in the recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by the Advisors to be of good standing and when, in the judgment of the Advisors, the consideration that can be earned currently from such securities loans justifies the attendant risk. All relevant facts and circumstances, including the creditworthiness of the borrower, will be considered in making decisions with respect to the lending of securities. The Fund's custodian, Bankers Trust Company (`Bankers Trust'), or another affiliate may act as the securities lending agent.

         At the present time, the staff of the SEC does not object if an investment company pays reasonable negotiated fees in connection with loaned securities, so long as such fees are set forth in a written contract and approved by the investment company's Board of Directors. In addition, voting rights may pass with the loaned securities, but if a material event would occur affecting an investment on loan, the loan must be called and the securities voted. Cash collateral may be invested in a money market fund managed by Bankers Trust (or its affiliates) and Bankers Trust may serve as the Fund's lending agent and may share in revenue received from securities lending transactions as compensation for this service.

SPECIAL RISK CONSIDERATIONS

         Although the Advisors will seek to invest in quality emerging growth companies, there are risks to investors inherent in the characteristics of emerging growth companies. Many of the Fund's investments are small capitalization or `small cap' companies. Securities of small companies often have only a small proportion of their outstanding securities held by the general public. Securities held by the Fund may have limited trading markets that may be subject to wide price fluctuations. In view of such factors, the net asset value of a Fund share may vary significantly. Accordingly, you should not consider investing in this Fund if you are unable or unwilling to assume the risk of loss inherent in such a program, nor should you consider an investment in the Fund to be a balanced or complete investment program.

         The Fund's investments may have relatively small revenues and lack depth of management. Investments in such companies tend to be volatile and are therefore speculative. They may have a small share of the market for their products or services and they may provide goods or services to a regional or limited market. Small companies may be unable to internally generate funds necessary for growth or potential development or to generate such funds through external financing on favorable terms. In addition, they may be developing or marketing new products or services for which markets are not yet established and may never become established. Such companies may have or may develop only a regional market for products or services and thus be affected by local or regional market conditions. Moreover, small companies may have an insignificant market share in their industries and may have difficulty maintaining or increasing their market share in competition with larger companies. Due to these and other factors, small companies may suffer significant losses.

INVESTMENT RESTRICTIONS

         The Fund's investment program is subject to a number of investment restrictions that reflect self-imposed standards as well as federal regulatory limitations. The investment restrictions recited below are matters of fundamental policy and may not be changed without the affirmative vote of a majority of the Fund's outstanding Shares. The Fund will not:

         1) Concentrate 25% or more of its total assets in securities of issuers in any one industry (for these purposes the US Government and its agencies and instrumentalities are not considered an industry);

         2) With respect to 75% of its total assets, invest more than 5% of its total assets in the securities of any single issuer (for these purposes the US Government and its agencies and instrumentalities are not considered an issuer);

         3) Borrow money except as a temporary measure for extraordinary or emergency purposes in an amount not exceeding 10% of the value of the total assets of the Fund at the time of such borrowing;

         4) Invest in the securities of any single issuer if, as a result, the Fund would hold more than 10% of the outstanding voting securities of such issuer;

         5) Invest in real estate or mortgages on real estate except that the Fund may invest in the securities of companies that invest in real estate or mortgages;

         6) Purchase or sell commodities or commodities contracts provided that the Fund may invest in financial futures and options on such futures;

         7) Act as an underwriter of securities within the meaning of the US federal securities laws except insofar as it might be deemed to be an underwriter upon disposition of certain portfolio securities acquired within the limitation on purchases of restricted securities;

         8)  Issue senior securities; or

         9) Make loans, except that the Fund may purchase or hold debt instruments and enter into repurchase agreements in accordance with its investment objective and policies and may lend portfolio securities and enter into repurchase agreements as described in the Registration Statement.

         The following is an investment restriction that may be changed by a vote of the majority of the Board of Directors. The percentage limitations contained in this restriction apply at the time of purchase of securities. The Fund will not:

         1) Invest more than 10% of the Fund's net assets in illiquid securities, including time deposits and repurchase agreements with maturities of greater than seven days.

VALUATION OF SHARES AND REDEMPTION

VALUATION OF SHARES

         The net asset value per Share is determined daily as of the close of the New York Stock Exchange, which is ordinarily 4:00 pm (Eastern Time) each day on which the New York Stock Exchange is open for business (a `business day'). The New York Stock Exchange is open for business on all weekdays except for the following holidays (or the days on which they are observed):
New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

         The Fund may enter into agreements that allow a third party, as agent for the Fund, to accept orders from its customers up until the Fund's close of business. So long as a third party receives an order prior to the Fund's close of business, the order is deemed to have been received by the Fund and, accordingly, may receive the net asset value computed at the close of business that day. These `late day' agreements are intended to permit shareholders placing orders with third parties to place orders up to the same time as other shareholders.

REDEMPTION

         The Fund may suspend the right of redemption or postpone the date of payment during any period when:

1) trading on the New York Stock Exchange is restricted by applicable rules and regulations of the SEC;

2) the New York Stock Exchange is closed for other than customary weekend and holiday closings;

3) the SEC has by order permitted such suspension; or

4) an emergency exists as determined by the SEC so that valuation of the net assets of the Fund is not reasonably practicable.

         Under normal circumstances, the Fund will redeem Shares in cash. However, the Board of Directors may determine that it would be in the best interests of the remaining shareholders to make payment of the redemption price in whole or in part by a distribution of securities from the portfolio of the Fund in lieu of cash, in conformity with applicable rules of the SEC. If Shares are redeemed in kind, the redeeming shareholder will incur brokerage costs in later converting the assets into cash. The method of valuing portfolio securities is described under "Valuation of Shares", and such valuation will be made as of the same time the redemption price is determined. The Fund has elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which the Fund is obligated to redeem Shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund during any 90-day period for any one shareholder.

FEDERAL TAX TREATMENT OF DIVIDENDS AND DISTRIBUTIONS

         The following is only a summary of certain additional federal income tax considerations generally affecting the Fund and its shareholders that are not described in the Fund's Prospectuses. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussion here and in the Fund's Prospectuses is not intended as a substitute for careful tax planning. For example, under certain specified circumstances, state income tax laws may exempt from taxation distributions of a regulated investment company to the extent that such distributions are derived from interest on federal obligations. Investors are urged to consult with their tax advisor regarding whether such exemption is available.

         The following general discussion of certain federal income tax consequences is based on the Internal Revenue Code of 1986, as amended (the `Code') and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

QUALIFICATION AS A REGULATED INVESTMENT COMPANY

         The Fund intends to qualify and elect to be treated for each taxable year as a regulated investment company (`RIC') under Subchapter M of the Code. Accordingly, the Fund generally must, among other things:

1) derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, and certain other related income (including, generally, certain gains from options, futures and forward contracts) derived with respect to its business of investing in such stock, securities or currencies; and

2) diversify its holdings so that, at the end of each fiscal quarter of the Fund's taxable year:

     (i) at least 50% of the market value of the Fund's total assets is represented by cash and cash items, United States Government securities, securities of other RICs, and other securities, with such other securities limited, in respect to any one issuer, to an amount not greater than 5% of the value of the Fund's total assets or 10% of the outstanding voting securities of such issuer, and

    (ii) not more than 25% of the value of its total assets is invested in the securities (other than United States Government securities or securities of other RICs) of any one issuer or two or more issuers that the Fund controls and which are engaged in the same, similar, or related trades or businesses.

         For purposes of the 90% gross income requirement described above, foreign currency gains that are not directly related to the Fund's principal business of investing in stock or securities (or options or futures with respect to stock or securities) may be excluded from income that qualifies under the 90% requirement.

         In addition to the requirements described previously, in order to qualify as a RIC, the Fund must distribute at least 90% of its investment company taxable income (that generally includes dividends, taxable interest, and the excess of net short-term capital gains over net long-term capital losses less operating expenses, but determined without regard to the deduction for dividends paid) and at least 90% of its net tax-exempt interest income, for each tax year, if any, to its shareholders. If the Fund meets all of the RIC requirements, it will not be subject to federal income tax on any of its net investment income or capital gains that it distributes to shareholders.

         Although the Fund intends to distribute substantially all of its net investment income and may distribute its capital gains for any taxable year, the Fund will be subject to federal income taxation to the extent any such income or gains are not distributed. In addition, as discussed below, a federal excise tax may be imposed in the event the Fund fails to meet certain additional distribution thresholds.

         If the Fund fails to qualify for any taxable year as a RIC, all of its taxable income will be subject to tax at regular corporate income tax rates without any deduction for distributions to shareholders, and such distributions generally will be taxable to shareholders as ordinary dividends to the extent of the Fund's current and accumulated earnings and profits. In this event, such distributions generally will be eligible for the dividends-received deduction for corporate shareholders. The Board reserves the right not to maintain the qualification of the Fund as a regulated investment company if it determines such course of action to be beneficial to shareholders.

FUND DISTRIBUTIONS

         Distributions of investment company taxable income will be taxable to shareholders as ordinary income, regardless of whether such distributions are paid in cash or are reinvested in additional Shares, to the extent of the Fund's earnings and profits. The Fund anticipates that it will distribute substantially all of its investment company taxable income for each taxable year.

         The Fund may either retain or distribute to shareholders its excess of net realized long-term capital gains over net realized short-term capital losses (`net realized capital gains'). If such gains are distributed as a capital gain distribution, they are taxable to shareholders that are individuals at a maximum rate of 20%, regardless of the length of time the shareholder has held Shares. If any such gains are retained, the Fund will pay federal income tax thereon, and, if the Fund makes an election, the shareholders will include such undistributed gains in their income, will increase their basis in Fund shares by the difference between the amount of such includable gains and the tax deemed paid by such shareholder and will be able to claim their share of the tax paid by the Fund as a refundable credit.

         If the Fund's distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder's cost basis in the Fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.

         In the case of corporate shareholders, Fund distributions (other than capital gain distributions) generally qualify for the dividends-received deduction to the extent of the gross amount of qualifying dividends received by the Fund for the year. Generally, and subject to certain limitations (including certain holding period limitations), a dividend will be treated as a qualifying dividend if it has been received from a domestic corporation. Based on the Fund's investment objective, it is expected that few, if any, distributions will be derived from qualifying dividends. All dividends (including the deducted portion) must be included in your corporate alternative minimum taxable income calculation.

         Ordinarily, you should include all dividends as income in the year of payment. However, dividends declared payable to shareholders of record in December of one year, but paid in January of the following year, will be deemed for tax purposes to have been received by you and paid by the Fund in the year in which the dividends were declared.

         You should be careful to consider the tax implications of purchasing Shares just prior to the ex-dividend date of any ordinary income dividend or capital gain distribution. You will be taxable on the entire amount of the dividend or distribution received, even though some or all of the amount distributed may have been realized by the Fund prior to the investor's purchase.

         The Fund will provide you an annual statement describing the federal tax status of distributions paid (or deemed to be paid) by the Fund during the year, including the amount of dividends eligible for the corporate dividends-received deduction, if any.

         The Fund may invest in complex securities. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by the Fund are treated as ordinary income or capital gain, accelerate the recognition of income to the Fund and/or defer the Fund's ability to recognize losses. In turn, those rules may affect the amount, timing or character of the income distributed to you by the Fund. The Fund may be subject to foreign withholding taxes on income it may earn from investing in foreign securities, which may reduce the return on such investments. It is not expected that the Fund will be able to pass through to you your pro-rata share of any foreign taxes paid by the Fund.

SALE OR EXCHANGE OF FUND SHARES

         The sale, exchange or redemption of a Fund Share is generally a taxable event for you. Generally, gain or loss on the sale, exchange or redemption of a Share will be capital gain or loss that will be long-term if the Share has been held for more than twelve months and otherwise will be short-term. For individuals, long-term capital gains are currently taxed at a maximum rate of 20% and short-term capital gains are currently taxed at ordinary income tax rates. However, if you realize a loss on the sale, exchange or redemption of a Share held for six months or less and have previously received a capital gains distribution with respect to the Share (or any undistributed net capital gains of the Fund with respect to such Share are included in determining your long-term capital gains), you must treat the loss as a long-term capital loss to the extent of the amount of the prior capital gain distribution (or any undistributed net capital gain of the Fund that have been included in determining your long-term capital gains). In addition, any loss realized on a sale or other disposition of Shares will be disallowed to the extent you repurchase (or enter into a contract or option to repurchase) Shares within a period of 61 days (beginning 30 days before and ending 30 days after the disposition of the Shares). This loss disallowance rule will apply to Shares received through the reinvestment of dividends during the 61-day period.

         In certain cases, the Fund will be required to withhold and remit to the United States Treasury 31% of distributions payable to you if you:

1) have failed to provide a correct tax identification number,

2) are subject to backup withholding by the Internal Revenue Service for failure to properly report receipt of interest or dividends, or

3) have failed to certify to the Fund that you are not subject to backup withholding.

FEDERAL EXCISE TAX; MISCELLANEOUS CONSIDERATIONS; EFFECT OF FUTURE LEGISLATION

         If the Fund fails to distribute in a calendar year at least 98% of its ordinary income for the year and 98% of its capital gain net income (the excess of short and long term capital gains over short and long term capital losses) for the one-year period ending on October 31 of that year (and any retained amount from the prior calendar year), the Fund will be subject to a nondeductible 4% Federal excise tax on undistributed amounts not meeting the 98% threshold. The Fund intends to make sufficient distributions to avoid imposition of this tax, or to retain, at most, its net capital gains and pay tax thereon.

         If you are a non-US investor in the Fund you may be subject to US withholding and estate tax, as well as foreign taxes and are encouraged to consult your tax advisor prior to investing in the Fund.

STATE AND LOCAL TAX CONSIDERATIONS

         Rules of state and local taxation of dividend and capital gain distributions from regulated investment companies often differ from the rules for federal income taxation described above. You are urged to consult your tax advisor as to the consequences of these and other state and local tax rules affecting your investment in the Fund.

         Many states grant tax-free status to you from interest earned on direct obligations of the US Government, subject in some states to minimum investment requirements that must be met by a Fund. Investment in Government National Mortgage Association or Fannie Mae securities, banker's acceptances, commercial paper and repurchase agreements collateralized by US Government securities do not generally qualify for such tax-free treatment. The rules on exclusion of this income are different for corporate shareholders.

MANAGEMENT OF THE FUND

DIRECTORS AND OFFICERS

         The Fund's Board of Directors manages its overall business and affairs. The Board approves all significant agreements between the Fund and persons or companies furnishing services to the Fund, including the Fund's agreements with its investment advisor, sub-advisor, distributor, custodian and transfer agent.

         The Directors and executive officers of the Fund, their respective dates of birth and their principal occupations during the last five years are set forth below. Unless otherwise indicated, the address of each Director and executive officer is One South Street, Baltimore, Maryland 21202.

*TRUMAN T. SEMANS, Chairman and Director (10/27/26)
       Brown Investment Advisory & Trust Company, 19 South Street, Baltimore, Maryland 21202. Vice Chairman, Brown Investment Advisory & Trust Company; and Director, Virginia Hot Springs Inc. (property management); and Director, Agronex (biotechnology).

       Formerly, Managing Director and Vice Chairman, Alex. Brown
       Incorporated (now Deutsche Banc Alex. Brown Inc. ); Director, Investment Company Capital Corp. (registered investment advisor) and Director, ISI Family of Funds (registered investment companies).

RICHARD R. BURT, Director (2/3/47)
       IEP Advisors, LLP, 1275 Pennsylvania Avenue, NW, 10th Floor, Washington, DC 20004. Chairman, IEP Advisors, Inc.; Chairman of the Board, Weirton Steel Corporation; Member of the Board, Archer Daniels Midland Company (agribusiness operations), Hollinger International, Inc. (publishing), Homestake Mining (mining and exploration), HCL Technologies (information technology) and Anchor Technologies (gaming software and equipment); Director, Mitchell Hutchins family of funds (registered investment companies); and Member, Textron Corporation International Advisory Council. Formerly, Partner, McKinsey & Company (consulting), 1991-1994; US Chief Negotiator in Strategic Arms Reduction Talks (START) with former Soviet Union and US Ambassador to the Federal Republic of Germany, 1985-1991.

*RICHARD T. HALE, Director and President (7/17/45)
       Managing Director, Deutsche Banc Alex. Brown Inc. (formerly DB Alex. Brown LLC); Director and President, Investment Company Capital Corp. (registered investment advisor); Director and President, Deutsche Asset Management Mutual Funds (registered investment companies); Chartered Financial Analyst. Formerly, Director, ISI Family of Funds (registered investment companies).

LOUIS E. LEVY, Director (11/16/32)
       26 Farmstead Road, Short Hills, New Jersey 07078. Director, Household International (banking and finance) and ISI Family of Funds (registered investment companies). Formerly, Chairman of the Quality Control Inquiry Committee, American Institute of Certified Public Accountants 1992-1998; Trustee, Merrill Lynch Funds for Institutions, 1991-1993; Adjunct Professor, Columbia University-Graduate School of Business, 1991-1992; Director, Kimberly-Clark Corporation (personal consumer products) and Partner, KPMG Peat Marwick, retired 1990.

EUGENE J. MCDONALD, Director (7/14/32)
       Duke University Investment Counsel, 2200 West Main Street, Suite 240, Durham, North Carolina 27705. Executive Vice President, Investment Counsel, Duke University; Director, Victory Funds (registered investment companies); Lead Director, National Commerce Bank Corporation (NCBC) (banking); Chairman, Winston Hedged Equity Group; Formerly, Executive Vice Chairman and Director, Central Carolina Bank & Trust (banking); Director, AMBAC Treasurers Trust (registered investment company), DP Mann Holdings (insurance) and ISI Family of Funds (registered investment companies); President, Duke Management Company (investments); and Executive Vice President, Duke University (education, research and health care).

REBECCA W. RIMEL, Director (4/10/51)
       The Pew Charitable Trusts, One Commerce Square, 2005 Market Street, Suite 1700, Philadelphia, Pennsylvania 19103-7017. President and Chief Executive Officer, The Pew Charitable Trusts (charitable foundation); and Director and Executive Vice President, The Glenmede Trust Company (investment trust and wealth management). Formerly, Executive Director, The Pew Charitable Trusts and Director, ISI Family of Funds (registered investment companies).

ROBERT H. WADSWORTH, Director (1/29/40)
       4455 E. Camelback Road, Suite 261 E., Phoenix, Arizona 85018. President, Investment Company Administration, LLC; President and Trustee, Trust for Investment Managers (registered investment company); President and Director, First Fund Distributors, Inc. (registered broker-dealer); Director, The Germany Fund, Inc., The New Germany Fund, Inc. and The Central European Equity Fund, Inc.; and Vice President, Professionally Managed Portfolios and Advisors Series Trust (registered investment companies). Formerly, President, Guinness Flight Investment Funds, Inc. (registered investment companies).

CARL W. VOGT, Esq., Director (4/20/36)
       Fulbright & Jaworski L.L.P., 801 Pennsylvania Avenue, N.W., Washington, D.C. 20004-2604. Senior Partner, Fulbright & Jaworski L.L.P. (law); Director, Yellow Corporation (trucking), American Science & Engineering (x-ray detection equipment), and ISI Family of Funds (registered investment companies). Formerly, Chairman and Member, National Transportation Safety Board; Director, National Railroad Passenger Corporation (Amtrak); Member, Aviation System Capacity Advisory Committee (Federal Aviation Administration); Interim President of Williams College and President, Flag Investors Family of Funds (registered investment companies).

CHARLES A. RIZZO, Treasurer (8/5/57)
       Director, Deutsche Asset Management. Certified Public Accountant and Certified Management Accountant. Formerly, Vice President and Department Head, BT Alex. Brown Incorporated (now Deutsche Banc Alex. Brown Inc. ), 1998-1999; Senior Manager, Coopers & Lybrand L.L.P. (now PricewaterhouseCoopers LLP), 1993-1998.

AMY M. OLMERT, Secretary (5/14/63)
       Director, Deutsche Asset Management; Certified Public Accountant. Formerly, Vice President, BT Alex. Brown Incorporated (now Deutsche Banc Alex. Brown Inc. ), 1997-1999; Senior Manager, Coopers & Lybrand L.L.P. (now PricewaterhouseCoopers LLP), 1992-1997.

DANIEL O. HIRSCH, Assistant Secretary (3/27/54)
       Director, Deutsche Asset Management. Formerly, Principal, BT Alex. Brown Incorporated (now Deutsche Banc Alex. Brown Inc. ), 1998-1999; Assistant General Counsel, United States Securities and Exchange Commission, 1993-1998.

---------------------------------

* Messrs. Semans and Hale are directors who are `interested persons', as defined in the 1940 Act.

         Directors and officers of the Fund are also directors and officers of some or all of the other investment companies managed, administered or advised by Investment Company Capital Corp. (`ICCC') or its affiliates. There are currently 24 funds in the Flag Investors funds and Deutsche Banc Alex. Brown Cash Reserve Fund, Inc. fund complex (the `Fund Complex'). Mr. Semans serves as Chairman of five funds and as a Director of 19 other funds in the Fund Complex. Mr. Hale serves as Chairman of three funds and as President and Director of 21 funds in the Fund Complex. Ms. Rimel and Messrs. Burt, Levy, McDonald, Wadsworth and Vogt serve as Directors of each of the funds in the Fund Complex. Mr. Rizzo serves as Treasurer, Ms. Olmert serves as Secretary, and Mr. Hirsch serves as Assistant Secretary, of each of the funds in the Fund Complex.

         Some of the Directors of the Fund are customers of, and have had normal brokerage transactions with, Deutsche Banc Alex. Brown Inc. in the ordinary course of business. All such transactions were made on substantially the same terms as those prevailing at the time for comparable transactions with unrelated persons. Additional transactions may be expected to take place in the future.

         Officers of the Fund receive no direct remuneration in such capacity from the Fund. Officers and Directors of the Fund who are officers or directors of Deutsche Asset Management or the Advisors may be considered to have received remuneration indirectly. As compensation for his or her services, each Director who is not an `interested person' of the Fund (as defined in the 1940 Act) (an `Independent Director') receives an aggregate annual fee (plus reimbursement for reasonable out-of-pocket expenses incurred in connection with his or her attendance at board and committee meetings) from each fund in the Fund Complex for which he or she serves. In addition, the Chairmen of the Fund Complex's Audit Committee and Executive Committee receive an annual fee from the Fund Complex. Payment of such fees and expenses is allocated among all such funds described above in direct proportion to their relative net assets. For the fiscal year ended October 31, 2000, Independent Directors' fees attributable to the assets of the Fund totaled $1,818.

         The following table shows aggregate compensation payable to each of the Fund's Directors by the Fund and the Fund Complex, respectively, and pension or retirement benefits accrued as part of Fund expenses in the year ended October 31, 2000.

                                                      COMPENSATION TABLE
                                  Aggregate Compensation                                          Total Compensation From the fund
                                  From the Fund for the               Pension or Retirement           and Fund Complex payable
                                     Fiscal Year Ended                 Benefits Accrued as         to Directors for the Fiscal Year
Name of Person, Position           October 31, 2000                   Part of Fund Expenses            Ended October 31, 2000
-----------------------------------------------------------------------------------------------------------------------------------
Truman T. Semans(2)                     $0                            $0                                 $0
Chairman

Richard R. Burt                         $569.78                       $0(1)                 $39,000 for service on 23 Boards in
Director                                                                                           the Fund Complex

Richard T. Hale(2,3)                      $0                          $0                                 $0
Director/President

Joseph R. Hardiman(4)                   $569.78                       $0(1)                 $39,000 for service on 23 Boards in
Director                                                                                           the Fund Complex

Louis E. Levy                           $715.89                       $0(1)                 $49,000 for service on 23 Boards in
Director                                                                                           the Fund Complex

Eugene J. McDonald Director            $715.89(5)                     $0(1)                 $49,000 for service on 23 Boards in
                                                                                                   the Fund Complex
Carl W. Vogt(6)                        $574.27(5)                     $0(1)                 $39,000 for service on 11 Boards in
Director                                                                                           the Fund Complex

Rebecca W. Rimel                       $570.12(5)                     $0(1)                 $39,000 for service on 23 Boards in
Director                                                                                           the Fund Complex

Robert H. Wadsworth                     $569.78                       $0(1)                 $39,000 for service on 23 Boards in
Director                                                                                                   the Fund Complex

         The Fund Complex has adopted a Retirement Plan for Directors who are not employees of the Fund, the Fund's administrator or its respective affiliates (the ` Retirement Plan'). After completion of six years of service, each participant in the Retirement Plan will be entitled to receive an annual retirement benefit equal to a percentage of the fee earned by the participant in his or her last year of service. Upon retirement, each participant will receive annually 10% of such fee for each year that he or she served after completion of the first five years, up to a maximum annual benefit of 50% of the fee earned by the participant in his or her last year of service. The fee will be paid quarterly, for life, by each Fund for which he or she serves. The Retirement Plan is unfunded and unvested. The Fund currently has two participants in the Retirement Plan, a Director who retired effective December 31, 1994 and another Director who retired effective December 31, 1996, each of whom qualified for the Retirement Plan by serving thirteen years and fourteen years, respectively, as Directors in the Fund Complex and who will be paid a quarterly fee of $4,875 by the Fund Complex for the rest of his life. Such fees are allocated to each fund in the Fund Complex based upon the relative net assets of such fund to the Fund Complex. Messrs. McDonald and Levy have qualified for, but have not received, benefits.

-----------------------------
(1) The Fund Complex has adopted a Retirement Plan for eligible Directors, as described below. The actuarially computed pension expense for the Fund for the year ended October 31, 2000 was approximately $2,768.
(2) A Director who is an `interested person' as defined in the 1940 Act.
(3) Effective December 19, 2000, Mr. Hale also serves as President of the Fund.
(4) Resigned as Director of the Fund effective December 28, 2000; Remains a Director of 21 other funds in the Fund Complex.
(5) Of the amounts payable to Messrs. McDonald, Burt, Vogt and Wadsworth and Ms. Rimel, $715.89, $569.78, $574.27 and $569.78, and $570.12,
    respectively, was deferred pursuant to a deferred compensation plan. Mr. Vogt's compensation includes amounts received when he served as President of the Fund and other funds in the Fund Complex.
(6) Retired as President effective December 19, 2000. Currently serves as a Director of the Fund.

         Set forth in the table below are the estimated annual benefits payable to a participant upon retirement assuming various years of service and payment of a percentage of the fee earned by such participant in his or her last year of service, as described above. The approximate credited years of service for each participant at December 31, 2000, are as follows: for Mr. McDonald, 8 years; for Mr. Levy, 6 years; for Ms. Rimel and Mr. Vogt, 5 years; for Mr. Hardiman,2 years; and for Mr. Burt and Mr. Wadsworth, 1 year.

                                                 ESTIMATED ANNUAL BENEFITS PAYABLE BY FUND COMPLEX UPON RETIREMENT
                                                 -----------------------------------------------------------------
YEARS OF SERVICE                       CHAIRMEN OF AUDIT AND EXECUTIVE COMMITTEES                     OTHER PARTICIPANTS
----------------                -----------------------------------------------------------------     ------------------
6 years                                                  $ 4,900                                           $ 3,900
7 years                                                  $ 9,800                                           $ 7,800
8 years                                                  $14,700                                           $11,700
9 years                                                  $19,600                                           $15,600
10 years or more                                         $24,500                                           $19,500

         Any Director who receives fees from the Fund is permitted to defer 50% to 100% of his or her annual compensation pursuant to a Deferred Compensation Plan. Messrs. Burt, Levy, McDonald, Vogt and Wadsworth and Ms. Rimel have each executed a Deferred Compensation Agreement. Currently, the deferring Directors may select from among various Flag Investors funds and Deutsche Banc Alex. Brown Cash Reserve Fund, Inc. in which all or part of their deferral account shall be deemed to be invested. Distributions from the deferring Directors' deferral accounts will be paid in cash, in generally equal quarterly installments over a period of ten years.

CODE OF ETHICS

         The Board of Directors of the Fund has adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. The Fund's Code of Ethics permits access persons to trade securities that may be purchased or held by the Fund for their own accounts, provided that the access persons comply with the provisions of the advisor's or sub-advisor's codes of ethics and requires that each of these codes be approved by the Board of Directors. In addition, the Fund's code contains reporting requirements applicable to the Independent Directors of the Fund.

         The Fund's advisor, Investment Company Capital Corporation has also adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. This Code permits access persons to invest in securities that may be purchased or held by the Fund for their own accounts, but requires compliance with the Code's preclearance requirements. In addition, this Code provides for trading `blackout periods' that prohibit trading by access persons within periods of trading by the Fund in the same security, subject to certain exceptions. The Code also prohibits short-term trading profits and personal investment in initial public offerings. The Codes require prior approval with respect to purchases of securities in private placements.

                  The Fund's sub-advisor, Brown Investment Advisory & Trust Company (`Brown Trust' or the `Sub-Advisor') has also adopted a Code of Ethics pursuant to Rule 17j-1. Brown Trust's Code permits access persons to trade securities that may be purchased or held by the Fund for their own accounts, subject to compliance with reporting and preclearance requirements, subject to limited exceptions. In addition, the Code also provides for trading "blackout periods" that restrict trading by access persons within periods of trading by the Fund in the same security. The Code also prohibits short term trading profits and requires prior approval of purchases of securities in private placements. Personal investment in initial public offerings is prohibited, although new issues may be purchased on the date of issuance if the securities are acquired in the secondary market and the purchase is approved by Compliance.

         These Codes of Ethics are on public file with, and are available from, the SEC.

         The Fund's principal underwriter, ICC Distributors, Inc. is not required to adopt a Code of Ethics as it meets the exception provided by Rule 17j-1(c)(3) under the 1940 Act.

INVESTMENT ADVISORY AND OTHER SERVICES

         The Advisor is an indirect subsidiary of Deutsche Bank, A G. The Sub-Advisor is a trust company chartered under the laws of the State of Maryland. Brown Trust is a wholly-owned subsidiary of Brown Capital Holdings Incorporated (`Brown Capital Holdings'), a Maryland corporation whose principal executive officer is Michael D. Hankin. Brown Capital Holdings is owned by management and employees of Brown Trust and outside investors. ICCC also serves as investment advisor and Brown Trust serves as sub-advisor to other funds in the Flag Investors family of funds.

         Under the Investment Advisory Agreement, ICCC obtains and evaluates economic, statistical and financial information to formulate and implement investment policies for the Fund. ICCC has delegated this responsibility to Brown Trust provided that ICCC continues to supervise the performance of Brown Trust and report thereon to the Fund's Board of Directors. Any investment program undertaken by ICCC or Brown Trust will at all times be subject to policies and control of the Fund's Board of Directors. ICCC will provide the Fund with office space for managing its affairs, with the services of required executive personnel and with certain clerical and bookkeeping services and facilities. These services are provided by ICCC without reimbursement by the Fund for any costs. Neither ICCC nor Brown Trust shall be liable to the Fund or its shareholders for any act or omission by ICCC or Brown Trust or any losses sustained by the Fund or its shareholders except in the case of willful misfeasance, bad faith, gross negligence, or reckless disregard of duty. The services of ICCC and Brown Trust to the Fund are not exclusive and ICCC and Brown Trust are free to render similar services to others.

         As compensation for its services, ICCC is entitled to receive an annual fee, payable monthly, representing 0.85% of the Fund's average daily net assets provided that the Fund's total expenses for Class A Shares do not exceed 1.50%. As compensation for providing sub-advisory services, Brown Trust is entitled to receive a fee from ICCC, calculated daily and payable monthly, at the annual rate of 0.55% of the Fund's average daily net assets provided that the Fund's total expenses for Class A Shares do not exceed 1.50%.

         Each of the Investment Advisory Agreement and the Sub-Advisory Agreement has an initial term of two years and will continue in effect from year to year thereafter if such continuance is specifically approved at least annually by the Fund's Board of Directors, including a majority of the Independent Directors who have no direct or indirect financial interest in such agreements, with such Independent Directors casting votes in person at a meeting called for such purpose, and by a vote of a majority of the outstanding Shares (as defined under `Capital Stock'). The Fund or ICCC may terminate the Investment Advisory Agreement on sixty days' written notice without penalty. The Investment Advisory Agreement will terminate automatically in the event of assignment (as defined in the 1940 Act). The Sub-Advisory Agreement has similar termination provisions.

         Advisory fees paid by the Fund to ICCC for the last three fiscal years were as follows:

                   FISCAL YEAR ENDED OCTOBER 31,

Fees Paid To:           2000         1999           1998
-------------           ----         ----           ----
ICCC                $1,572,346    $1,169,346    $1,103,023
Brown Trust         $1,016,507     $756,636       $49,625

         For the period from November 1, 1999 through October 31, 2000, Brown Trust received $1,016,507 as compensation for providing sub-advisory services.

         ICCC also serves as the Fund's transfer and dividend disbursing agent and provides accounting services to the Fund. An affiliate of ICCC serves as the Fund's custodian (See the section entitled `Custodian, Transfer Agent and Accounting Services').

DISTRIBUTION OF FUND SHARES

         ICC Distributors, Inc. (`ICC Distributors' or the `Distributor') serves as the exclusive distributor of each class of the Fund's Shares pursuant to a Distribution Agreement (the `Distribution Agreement').

         The Distribution Agreement provides that ICC Distributors shall; (i) use reasonable efforts to sell Shares upon the terms and conditions contained in the Distribution Agreement and the Fund's then current Prospectuses; (ii) use its best efforts to conform with the requirements of all federal and state laws relating to the sale of the Shares; (iii) adopt and follow procedures as may be necessary to comply with the requirements of the National Association of Securities Dealers, Inc. and any other applicable self-regulatory organization; (iv) perform its duties under the supervision of and in accordance with the directives of the Fund's Board of Directors and the Fund's Articles of Incorporation and By-Laws; and (v) provide the Fund's Board of Directors with a written report of the amounts expended in connection with the Distribution Agreement. ICC Distributors shall devote reasonable time and effort to effect sales of Shares but shall not be obligated to sell any specific number of Shares. The services of ICC Distributors are not exclusive and ICC Distributors shall not be liable to the Fund or its shareholders for any error of judgment or mistake of law, for any losses arising out of any investment, or for any action or inaction of ICC Distributors in the absence of bad faith, willful misfeasance, or gross negligence in the performance of ICC Distributors' duties or obligations under the Distribution Agreement or by reason of ICC Distributors' reckless disregard of its duties and obligations under the Distribution Agreement. The Distribution Agreement further provides that the Fund and ICC Distributors will mutually indemnify each other for losses relating to disclosures in the Fund's registration statement.

         The Distribution Agreement may be terminated at any time upon 60 days' written notice by the Fund, without penalty, by the vote of a majority of the Fund's Independent Directors or by a vote of a majority of the outstanding Shares of the Fund (as defined under the section entitled `Capital Stock') or upon 60 days' written notice by the Distributor and shall automatically terminate in the event of an assignment. The Distribution Agreement has an initial term of one year from the date of effectiveness. It shall continue in effect thereafter provided that it is approved at least annually by:

1) a vote of a majority of the outstanding voting securities of the related class of the Fund or


2) a vote of a majority of the Fund's Board of Directors including a majority of the Independent Directors and, so long as the Fund's Plan of Distribution is approved at least annually by the Independent Directors in person at a meeting called for the purpose of voting on such approval.

         With respect to the Class A, Class B, Class C and Institutional Shares, ICC Distributors and certain broker-dealers (`Participating Dealers') have entered into Sub-Distribution Agreements under which such broker dealers have agreed to process investor purchase and redemption orders and respond to inquiries from shareholders concerning the status of their accounts and the operations of the Fund. It is not currently anticipated that ICC Distributors will enter into Sub-Distribution Agreements for the BIAT Shares. Any Sub-Distribution Agreement may be terminated in the same manner as the Distribution Agreement at any time and shall automatically terminate in the event of an assignment.

         In addition, with respect to the Class A, Class B and Class C Shares, the Fund may enter into Shareholder Servicing Agreements with certain financial institutions, including DB Alex. Brown and certain banks, to act as Shareholder Servicing Agents, pursuant to which ICC Distributors will allocate a portion of its distribution fee as compensation for such financial institutions' ongoing shareholder services. The Fund may also enter into Shareholder Servicing Agreements pursuant to which the Advisors, the Distributor, or their respective affiliates will provide compensation out of their own resources. Currently, banking laws and regulations do not prohibit a financial holding company affiliate from acting as distributor or Shareholder Servicing Agent or in other capacities for investment companies. Should future legislative, judicial or administrative action prohibit or restrict the activities of the Distributor or Shareholder Servicing

Agents in connection with their respective Agreements, the Fund may be required to alter materially or discontinue its arrangements with those agents. Such financial institutions may impose separate fees in connection with Shareholder Servicing and investors should review the applicable Prospectus and this Statement of Additional Information in conjunction with any such institution's fee schedule. In addition, banks and financial institutions may be required to register as dealers pursuant to state law.

         As compensation for providing distribution services as described above for the Class A Shares, ICC Distributors receives an annual fee, paid monthly, equal to 0.25% of the average daily net assets of the Class A Shares, 0.75% of the average daily net assets of the Class B Shares and 0.75% of the average daily net assets of the Class C Shares. With respect to the Class A Shares, ICC Distributors expects to allocate up to all of its fee to Participating Dealers. With respect to the Class B Shares and the Class C Shares, ICC Distributors expects to retain the entire distribution fee as reimbursement for front-end payments to Participating Dealers. In addition, with respect to the Class B Shares and the Class C Shares, the Fund pays ICC Distributors a shareholder servicing fee at an annual rate equal to 0.25% of the average daily net assets of the respective class. ICC Distributors expects to allocate most of its shareholder servicing fee to Participating Dealers and Shareholder Servicing Agents. ICC Distributors receives no compensation for distributing the Institutional Shares or the BIAT Shares.

         As compensation for providing distribution and shareholder services to the Fund for the last three fiscal years, the Fund's distributor received aggregate fees in the following amounts:

                                                                       FISCAL YEAR ENDED OCTOBER 31,
                                                                       -----------------------------

FEE                                                                2000             1999             1998
---                                                                ----             ----             ----
12b-1 Fees -- Class A Shares(1)                                  $226,155        $ 202,972        $ 223,094
12b-1 Fees and Shareholder Servicing Fee -- Class B Shares        $63,525        $  11,026         $ 14,536
12b-1 Fees and Shareholder Servicing Fee -- Class C Shares(2)        $254              N/A              N/A

      ---------------------------------------------
      (1) There is no Shareholder Servicing Fee for Class A Shares.
      (2) Class C Shares were not offered prior to July 31, 2000.

         Pursuant to Rule 12b-1 under the 1940 Act, which provides that investment companies may pay distribution expenses, directly or indirectly, only pursuant to a plan adopted by the investment company's board of directors and approved by its shareholders, the Fund has adopted a Plan of Distribution for each of the Class A Shares, the Class B Shares and the Class C Shares (the `Plans'). Under the Plans, the Fund pays fees as described above to ICC Distributors for distribution and other shareholder servicing assistance as set forth in the Distribution Agreement, and ICC Distributors is authorized to make payments out of its fee to Participating Dealers and Shareholder Servicing Agents. The Plans will remain in effect from year to year thereafter as specifically approved

1)   at least annually by the Fund's Board of Directors and

2) by the affirmative vote of a majority of the Independent Directors by votes cast in person at a meeting called for such purpose.

         In approving the Plans, the Directors concluded, in the exercise of reasonable business judgment, that there was a reasonable likelihood that the Plans would benefit the Fund and its shareholders. The Plans will be renewed only if the Directors make a similar determination in each subsequent year. The Plans may not be amended to increase materially the fee to be paid pursuant to the Distribution Agreement without the approval of the shareholders of the Fund. The Plans may be terminated at any time, by the vote of a majority of the Fund's Independent Directors or by a vote of a majority of the outstanding Shares of the related class (as defined under the section entitled `Capital Stock').

         During the continuance of the Plans, the Fund's Board of Directors will be provided for their review, at least quarterly, a written report concerning the payments made under the Plans to ICC Distributors pursuant to the Distribution Agreement, to broker-dealers pursuant to any Sub-Distribution Agreements and to Shareholder Servicing Agents pursuant to Shareholder Servicing Agreements. Such reports shall be made by the persons authorized to make such payments. In addition, during the continuance of the Plans, the selection and nomination of the Fund's Independent Directors shall be committed to the discretion of the Independent Directors then in office.

         Under the Plans, amounts allocated to Participating Dealers and Shareholder Servicing Agents may not exceed amounts payable to ICC Distributors under such Plans. Payments under the Plans are made as described above regardless of ICC Distributors' actual cost of providing distribution services and may be used to pay ICC Distributors' overhead expenses. If the cost of providing distribution services to the Class A Shares is less than 0.25% of the average daily net assets invested in that class or Class B or Class C Shares is less than 0.75% of the average daily net assets invested in those classes for any period, the unexpended portion of the distribution fees may be retained by ICC Distributors. The Plans do not provide for any charges to the Fund for excess amounts expended by ICC Distributors and, if any of the Plans are terminated in accordance with its terms, the obligation of the Fund to make payments to ICC Distributors pursuant to such Plan will cease and the Fund will not be required to make any payments past the date the Distribution Agreement terminates with respect to such Plan.

         The Fund's distributor received commissions on the sale of the Class A Shares and contingent deferred sales charges on the Class B Shares and retained such commissions or sales charges in the following amounts:

                                                             Fiscal Year Ended October 31,
                          -----------------------------------------------------------------------------------------------------
CLASS                                          2000                             1999                              1998
-----                                          ----                             ----                              ----
                                      RECEIVED        RETAINED         RECEIVED        RETAINED         RECEIVED        RETAINED
                                      --------        --------         --------        --------         --------        --------
Class A Commissions                   $12,424                          $ 260,441           $0           $ 278,417           $0
Class B Contingent Deferred
Sales Charge                          $35,374                          $ 21,293           $0            $  35,662           $0
Class C Contingent Deferred
Sales Charge(1)                           $0                              N/A              N/A             N/A             N/A

----------------------
                                      21

(1) Class C Shares were not offered prior to July 31, 2000.

         The Fund will pay all costs associated with its organization and registration under the 1933 Act and the 1940 Act. Except as described elsewhere, the Fund pays or causes to be paid all continuing expenses of the Fund, including, without limitation: investment advisory and distribution fees; the charges and expenses of any registrar, any custodian or depository appointed by the Fund for the safekeeping of cash, portfolio securities and other property, and any transfer, dividend or accounting agent or agents appointed by the Fund; brokers' commissions chargeable to the Fund in connection with portfolio securities transactions to which the Fund is a party; all taxes, including securities issuance and transfer taxes, and fees payable by the Fund to federal, state or other governmental agencies; the costs and expenses of engraving or printing of certificates representing Shares; all costs and expenses in connection with the registration and maintenance of the Fund and its Shares with the SEC and various states and other jurisdictions (including filing fees, legal fees and disbursements of counsel); the costs and expenses of printing, including typesetting and distributing prospectuses and statements of additional information of the Fund and supplements thereto to the Fund's shareholders; all expenses of shareholders' and Directors' meetings and of preparing, printing and mailing proxy statements and reports to shareholders; fees and travel expenses of Directors and Director members of any advisory board or committee; all expenses incident to the payment of any dividend, distribution, withdrawal or redemption, whether in Shares or in cash; charges and expenses of any outside service used for pricing of the Shares; fees and expenses of legal counsel, including counsel to the Independent Directors, and of independent accountants, in connection with any matter relating to the Fund; membership dues of industry associations; interest payable on Fund borrowings; postage; insurance premiums on property or personnel (including officers and Directors) of the Fund that inure to its benefit; extraordinary expenses (including, but not limited to, legal claims and liabilities and litigation costs and any indemnification related thereto); and all other charges and costs of the Fund's operation unless otherwise explicitly assumed by ICCC or ICC Distributors.

         The address of ICC Distributors is Two Portland Square, Portland, Maine 04101.

BROKERAGE

         Purchases and sales of securities on a securities exchange are effected through broker-dealers who charge a commission for their services. Brokerage commissions are subject to negotiation between ICCC and the broker-dealers. ICCC may direct purchase and sale orders to any broker-dealer, including, to the extent and in the manner permitted by applicable law, its affiliates, and ICC Distributors.

         In over-the-counter transactions, orders are placed directly with a principal market maker and such purchases normally include a mark up over the bid to the broker-dealer based on the spread between the bid and asked prices for the security. Purchases from underwriters of portfolio securities include a commission or concession paid by the issuer to the underwriter. On occasion, certain money market instruments may be purchased directly from an issuer without payment of a commission or concession. The Fund will not deal with the Advisors or their affiliates in any transaction in which the Advisors or their affiliates act as a principal.

         If the Advisors or their affiliates are participating in an underwriting or selling group, the Fund may not buy portfolio securities from the group except in accordance with rules of the SEC. The Fund believes that the limitation will not affect its ability to carry out its present investment objective.

         ICCC's primary consideration in effecting securities transactions is to obtain the best price and execution of orders on an overall basis. As described below, however, ICCC may, in its discretion, effect agency transactions with broker-dealers that furnish statistical, research or other information or services that are deemed by ICCC to be beneficial to the Fund's investment program. ICCC is also authorized to pay higher commissions on brokerage transactions for the Fund to non-affiliated brokers in order to secure research and investment services described below, subject to periodic review by the Fund's Board of Directors. Research services may include the following: statistical and background information on the US economy, industry groups and individual small and mid-sized companies; forecasts and interpretations with respect to specific industry groups and individual small and mid-sized companies; information on federal, state, local and foreign political developments; portfolio management strategies; performance information on securities, indices and investment accounts; information concerning prices of securities; provision of equipment used to communicate research information; arrangement of meetings with management of companies; and provision of access to consultants who supply research information.

         Certain research services furnished by broker-dealers may be useful to ICCC with clients other than the Fund. Similarly, any research services received by ICCC through placement of portfolio transactions of other clients may be of value to ICCC in fulfilling its obligations to the Fund. No specific value can be determined for research and statistical services furnished without cost to ICCC by a broker-dealer. ICCC is of the opinion that because the material must be analyzed and reviewed by its staff, its receipt does not tend to reduce expenses, but may be beneficial in supplementing ICCC's research and analysis. Therefore, it may tend to benefit the Fund by improving ICCC's investment advice. In over-the-counter transactions, ICCC will not pay any commission or other remuneration for research services. ICCC's policy is to pay a broker-dealer higher commissions for particular transactions than might be charged if a different broker-dealer had been chosen when, in ICCC's opinion, this policy furthers the overall objective of obtaining best price and execution. Subject to periodic review by the Fund's Board of Directors, ICCC is also authorized to pay broker-dealers other than affiliates of the Advisors higher commissions than another broker may have charged on brokerage transactions for the Fund for brokerage or research services. The allocation of orders among broker-dealers and the commission rates paid by the Fund will be reviewed periodically by the Board. The foregoing policy under which the Fund may pay higher commissions to certain broker-dealers in the case of agency transactions, does not apply to transactions effected on a principal basis. In addition, consistent with NASD Rules, and subject to seeking the most favorable price and execution available and such other policies as the Board may determine.

         Subject to the above considerations, the Board of Directors has authorized the Fund to effect portfolio transactions through affiliates of the Advisors. At the time of such authorization, the Board adopted certain policies and procedures incorporating the standards of Rule 17e-1 under the 1940 Act, which requires that the commissions paid affiliates of the Advisors must be "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities during a comparable period of time." Rule 17e-1 also contains requirements for the review of such transactions by the Board of Directors and requires ICCC to furnish reports and to maintain records in connection with such reviews. In the fiscal year ended October 31, 2000, the Fund paid no brokerage commissions to affiliates of the Advisors.

         ICCC manages other investment accounts. It is possible that, at times, identical securities will be acceptable for the Fund and one or more of such other accounts; however, the position of each account in the securities of the same issuer may vary and the length of time that each account may choose to hold its investment in such securities may likewise vary. The timing and amount of purchase by each account will also be determined by its cash position. If the purchase or sale of securities consistent with the investment policies of the Fund or one or more of these accounts is considered at or about the same time, transactions in such securities will be allocated among the accounts in a manner deemed equitable by ICCC. ICCC may combine such transactions, in accordance with applicable laws and regulations, in order to obtain the best net price and most favorable execution. Such simultaneous transactions, however, could adversely affect the ability of the Fund to obtain or dispose of the full amount of a security that it seeks to purchase or sell.

         ICCC directed transactions to broker-dealers and paid related commissions because of research services in the following amounts:


                                                                  FISCAL YEAR ENDED OCTOBER 31,
                                                                  -----------------------------
                                               2000                          1999                             1998
                                               ----                          ----                             ----
Transactions Directed                       $9,182,929                   $ 8,783,000                       $ 4,112,107
Commissions Paid (1,2)                         $26,303                      $ 18,318                         $ 13,081

(1) The increasing amounts of commissions paid from 1998 to 1999 reflects the growth of the Fund.

(2) The increasing amounts of commissions paid from 1999 to 2000 reflects the growth of the Fund.

         The Fund is required to identify any securities of its `regular brokers or dealers' (as such term is defined in the 1940 Act) that the Fund has acquired during its most recent fiscal year. As of October 31, 2000, the Fund held a 1.74% repurchase agreement issued by Goldman Sachs & Co. valued at $2,991,000. Goldman Sachs & Co. is a `regular broker or dealer' of the Fund.

CAPITAL STOCK

         The Fund is authorized to issue Shares of capital stock, par value of $.001 per Share, all of which Shares are designated common stock. The Board of Directors may increase or decrease the number of authorized Shares without shareholder approval.

         The Fund's Articles of Incorporation provide for the establishment of separate series and separate classes of Shares by the Directors at any time without shareholder approval. The Fund currently has one Series and the Board has designated five classes of shares: Flag Investors Emerging Growth Fund Class A Shares, Flag Investors Emerging Growth Fund Class B Shares, Flag Investors Emerging Growth Fund Class C Shares, Flag Investors Emerging Growth Fund Institutional Shares and Brown Investment Advisory & Trust Emerging Growth Shares. The Flag Investors Institutional Shares are offered only to certain eligible institutions and to clients of investment advisory affiliates of Deutsche
Banc Alex. Brown Inc. and the Flag Investors family of funds. The Brown Investment Advisory & Trust Emerging Growth Shares are offered only to clients of Brown Investment Advisory & Trust Company and its affiliates. The Flag Investors Emerging Growth Fund Class C Shares were not offered prior to July 31, 2000. In the event separate series are established, all Shares of the Fund, regardless of series or class would have equal rights with respect to voting, except that with respect to any matter affecting the rights of the holders of a particular series or class, the holders of each series or class would vote separately. In general, each series would be managed separately and shareholders of each series would have an undivided interest in the net assets of that series. For tax purposes, the series would be treated as separate entities. Generally, each class of Shares would be identical to every other class in a particular series and expenses of the Fund (other than 12b-1 and any applicable service fees) would be prorated between all classes of a series based upon the relative net assets of each class. Any matters affecting any class exclusively will be voted on by the holders of such class.

         Shareholders of the Fund do not have cumulative voting rights, and, therefore, the holders of more than 50% of the outstanding Shares voting together for election of Directors may elect all the members of the Board of Directors of the Fund. In such event, the remaining holders cannot elect any members of the Board of Directors of the Fund.

         There are no preemptive, conversion or exchange rights applicable to any of the Shares. In the event of liquidation or dissolution of the Fund, each Share is entitled to its pro rata portion of the Fund's assets (or the assets allocated to a separate series of shares if there is more than one series) after all debts and expenses have been paid.

         As used in this Statement of Additional Information, the term `majority of the outstanding Shares' means the vote of the lesser of (i) 67% or more of the Shares present at a meeting, if the holders of more than 50% of the outstanding Shares are present or represented by proxy, or (ii) more than 50% of the outstanding Shares.

CUSTODIAN, TRANSFER AGENT, ACCOUNTING AND DISTRIBUTOR SERVICES

         Bankers Trust Company (`Bankers Trust') 130 Liberty Street, New York, New York 10006, an affiliate of ICCC, has been retained to act as custodian of the Fund's investments. Bankers Trust receives such compensation from the Fund for its services as Custodian as may be agreed to from time to time by Bankers Trust and the Fund. For the fiscal year ended October 31, 2000, Bankers Trust was paid $25,530. In addition, as discussed above under `Loans of Portfolio Securities', Bankers Trust may receive additional revenue from securities lending transactions. ICCC, One South Street, Baltimore, Maryland 21202, has been retained to act as transfer and dividend disbursing agent. As compensation for providing these services, the Fund pays ICCC up to $16.06 per account per year, plus reimbursement for out-of-pocket expenses. For the fiscal year ended October 31, 2000, ICCC received transfer agency fees of $88,746.

         ICCC also provides certain accounting services to the Fund. As compensation for these services, ICCC receives an annual fee, calculated daily and paid monthly as shown below.

               AVERAGE NET ASSETS                 INCREMENTAL ANNUAL ACCOUNTING FEE
               ------------------                 ---------------------------------
$          0      -     $   10,000,000                    $13,000 (fixed fee)
$ 10,000,000      -     $   20,000,000                                 0.100%
$ 20,000,000      -     $   30,000,000                                 0.080%
$ 30,000,000      -     $   40,000,000                                 0.060%
$ 40,000,000      -     $   50,000,000                                 0.050%
$ 50,000,000      -     $   60,000,000                                 0.040%
$ 60,000,000      -     $   70,000,000                                 0.030%
$ 70,000,000      -     $  100,000,000                                 0.020%
$100,000,000      -     $  500,000,000                                 0.015%
$500,000,000      -     $1,000,000,000                                 0.005%
Over                    $1,000,000,000                                 0.001%

         For the fiscal years ended October 31, 2000, 1999 and 1998 ICCC received accounting fees of $67,766, $60,637 and $59,460, respectively.

         In addition, the Fund will reimburse ICCC for the following out-of-pocket expenses incurred in connection with ICCC's provision of accounting services under the Master Services Agreement, including: express delivery service, independent pricing and storage.

LEGAL MATTERS

         Morgan, Lewis & Bockius LLP serves as counsel to the Fund.

INDEPENDENT ACCOUNTANTS

         PricewaterhouseCoopers LLP, 250 West Pratt Street, Baltimore, Maryland 21201, is independent accountant to the Fund.

PERFORMANCE INFORMATION

         For purposes of quoting and comparing the performance of the Fund to that of other open-end diversified management investment companies and to stock or other relevant indices in advertisements or in certain reports to shareholders, performance will be stated in terms of total return, rather than in terms of yield. The total return quotations, under the rules of the SEC, must be calculated according to the following formula:

         P(1 + T) TO THE POWER OF n  =  ERV

         Where:       P  = a hypothetical initial payment of $1,000
                      T  = average annual total return
                      n  = number of years (1, 5 or 10)
                    ERV  = ending redeemable value at the end of the 1, 5, or
                           10-year periods (or fractional portion thereof) of a hypothetical $1,000 payment made at the beginning of the 1, 5, or 10-year periods.

         Under the foregoing formula, the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertising for publication, and will cover one, five and ten-year periods or a shorter period dating from the effectiveness of the Fund's registration statement or the date the Fund (or a class or series) began operations (or the later commencement of operations of the series or class).

         Calculated according to SEC rules, the ending redeemable value and average annual total return of a hypothetical $1,000 investment for the periods ended October 31, 2000 were as follows:


                           One-Year Period Ended October     Five-Year Period Ended October    Ten-Year Period Ended October
                                      31, 2000                          31, 2000                          31, 2000
                          --------------------------------- --------------------------------- ---------------------------------
                                                                               Average                               Average
                              Ending                            Ending          Annual             Ending             Annual
                            Redeemable      Total Return      Redeemable        Total             Redeemable          Total
Class                          Value                             Value          Return             Value              Return
------------------------- ---------------- ---------------- ---------------- ---------------- ----------------- ---------------
Class A, 12/30/87*            $1,260           25.98%           $2,071           15.68%            $4,688           16.71%

                                              One-Year Period Ended
                                                October 31, 2000                              Since Inception
                                              ---------------------                           ---------------
                                        Ending                                       Ending
                                      Redeemable                                    Redeemable             Average Annual
Class                                   Value              Total Return               Value                Total Return
------------------------------------ ----------------- ---------------------- ---------------------- -------------------------
Class B, 6/20/96*                         $1,273              27.32%                 $1,763                   13.87%
Class C, 7/31/00*                          N/A                  N/A                    N/A                     N/A
Institutional, 11/2/95*                   $1,337              33.65%                 $2,181                   16.89%
BIAT Shares, 5/9/97*                      $1,336              33.62%                 $1,850                   19.34%

------------------------------
* Inception Date

         The Fund may also from time to time include in such advertising total return figures that are not calculated according to the formula set forth above to compare more accurately the Fund's performance with other measures of investment return. For example, in comparing the Fund's total return with data published by Lipper, Inc., the Fund calculates its aggregate and average annual total return for the specified periods of time by assuming the investment of $10,000 in Shares and assuming the reinvestment of each dividend or other distribution at net asset value on the reinvestment date. For this alternative computation, the Fund assumes that the $10,000 invested in Shares is net of all sales charges (as distinguished from the computation required by the SEC where the $1,000 payment is reduced by sales charges before being invested in Shares). The Fund will, however, disclose the maximum sales charges and will also disclose that the performance data do not reflect sales charges and that inclusion of sales charges would reduce the performance quoted. Such alternative total return information will be given no greater prominence in such advertising than the information prescribed under SEC rules and all advertisements containing performance data will include a legend disclosing that such performance data represent past performance and that the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

         The Fund's annual portfolio turnover rate (the lesser of the value of the purchases or sales for the year divided by the average monthly market value of the portfolio during the year, excluding US Government securities and securities with maturities of one year or less) may vary from year to year, as well as within a year, depending on market conditions. For the fiscal years ended October 31, 2000 and October 31, 1999, the Fund's portfolio turnover rate was 36% and 38%, respectively.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

         To Fund management's knowledge, the Directors and Officers of the Fund as a group (12 persons) beneficially owned less than 1% of the Fund's total outstanding shares, as of February 1, 2001. To Fund management's knowledge, the following persons owned of record or beneficially 5% or more of the outstanding Shares of the Fund, as of February 1, 2001.

----------------------------------------------------------- -------------- ------------ ---------------------------
Name and Address                                            Owned of       Beneficially Percentage Owned
                                                            Record         Owned
----------------------------------------------------------- -------------- ------------ ---------------------------
----------------------------------------------------------- -------------- ------------ ---------------------------
Bankers Trust Corp & Affil. 401K Savings Plan                     X                         17.28% - Retail Shares
The Partnershare Plan of Bankers Trust NY Corp & Affil.
100 Plaza One, Jersey City, NJ  07311

----------------------------------------------------------- -------------- ------------ ---------------------------
----------------------------------------------------------- -------------- ------------ ---------------------------
National Investor Services FBO 777-00352-23                       X                          5.52 - Retail Shares
55 Water Str. 32nd Floor, New York, NY 10041

----------------------------------------------------------- -------------- ------------ ---------------------------
----------------------------------------------------------- -------------- ------------ ---------------------------
Merrill Lynch Pierce Fenner & Smith                               X                         5.82% - Retail Shares
Mutual Funds Operations - Attn Transfer Supervisor
4800 Deer Lake Dr. , Jacksonville, FL  32246

----------------------------------------------------------- -------------- ------------ ---------------------------

                                      28



----------------------------------------------------------- -------------- ------------ ---------------------------
Name and Address                                            Owned of       Beneficially Percentage Owned
                                                            Record         Owned
----------------------------------------------------------- -------------- ------------ ---------------------------
----------------------------------------------------------- -------------- ------------ ---------------------------
Investment Company Capital Corp.                                                  X         76.15% - Retail Shares
1 South Str., Baltimore, MD  21202

----------------------------------------------------------- -------------- ------------ ---------------------------
----------------------------------------------------------- -------------- ------------ ---------------------------
Account Number: 1318830-4                                         X                         12.11% - Retail Shares

----------------------------------------------------------- -------------- ------------ ---------------------------
----------------------------------------------------------- -------------- ------------ ---------------------------
Donaldson Lufkin Jenrette Securities Corp Inc.                    X                         11.73% - Retail Shares
PO Box 2052, Jersey City, NJ  07303


----------------------------------------------------------- -------------- ------------ ---------------------------
----------------------------------------------------------- -------------- ------------ ---------------------------
Frank Nominees Ltd.                                                                         27.86 - Institutional
10 Fenchurch Str., London, England  EC3M3LB                                                              Shares

----------------------------------------------------------- -------------- ------------ ---------------------------
----------------------------------------------------------- -------------- ------------ ---------------------------
Mercantile Safe Deposit & Tr. Co.                                 X                         26.36% - Institutional
Physicians Mem Hospital Pens Plan                                                                         Shares
20 South Charles St. 5th Floor
Baltimore, MD 21201

----------------------------------------------------------- -------------- ------------ ---------------------------
----------------------------------------------------------- -------------- ------------ ---------------------------
Light & Co  c/o Allfirst Trust Co NA                              X                         14.36% - Institutional
ATTN Trust Operations # 101-610                                                                           Shares
PO Box 1596, Baltimore, MD  21203

----------------------------------------------------------- -------------- ------------ ---------------------------
----------------------------------------------------------- -------------- ------------ ---------------------------
Allfirst Trust Co NA FBO Maryland Hospital Assoc                  X                         11.64% - Institutional
Master Inv Sec Processing  109-911                                                                        Shares
PO Box 1596, Baltimore, MD  21203

----------------------------------------------------------- -------------- ------------ ---------------------------
----------------------------------------------------------- -------------- ------------ ---------------------------
DB Alex. Brown LLC                                                X                         8.96% - Institutional
PO Box 1346, Baltimore, MD  21203                                                                        Shares

----------------------------------------------------------- -------------- ------------ ---------------------------
----------------------------------------------------------- -------------- ------------ ---------------------------
DB Alex. Brown LLC                                                X                          94.11% - BIAT Shares
PO Box 1346, Baltimore, MD  21203
----------------------------------------------------------- -------------- ------------ ---------------------------

As of such date, to Fund management's knowledge, Deutsche Banc Alex. Brown Inc. (formerly, DB Alex. Brown, LLC ) owned beneficially less than 1% of such shares.

FINANCIAL STATEMENTS

         The Fund furnishes shareholders with semi-annual and annual reports containing information about the Fund and its operations, including a list of investments held in the Fund's portfolio and financial statements.

         The financial statements for the Fund, including notes thereto and the report of PricewaterhouseCoopers LLP for the Fund for the fiscal year end October 31, 2000 are incorporated herein by reference to the Fund's Annual Report dated October 31, 2000. The

Fund's Annual -Report to Shareholders of Flag Investors Emerging Growth Fund, Inc. dated October 31, 2000, is on file with the SEC.

PART C.     OTHER INFORMATION

Item 23.  Exhibits

(a) (1) Articles of Incorporation incorporated by reference to Exhibit 1(a) to Post-Effective No. 10 to Registrant's Registration Statement on Form N-1A (File No. 33-21119), filed with the Securities and Exchange Commission via EDGAR (Accession No. 950116-95-000392) on August 18, 1995.
    (2) Articles of Amendment incorporated by reference to Exhibit 1(b) to Post-Effective No. 10 to Registrant's Registration Statement on Form N-1A (File No. 33-21119), filed with the Securities and Exchange Commission via EDGAR (Accession No. 950116-95-000392) on August 18, 1995.
    (3) Articles Supplementary incorporated by reference to Exhibit 1(c) to Post-Effective No. 10 to Registrant's Registration Statement on Form N-1A (File No. 33-21119), filed with the Securities and Exchange Commission via EDGAR (Accession No. 950116-95-000392) on August 18, 1995.
    (4) Articles Supplementary incorporated by reference to Exhibit 1(d) to Post-Effective Amendment No. 11 to Registrant's Registration Statement on Form N-1A (File No. 33-21119), filed with the Securities and Exchange Commission via EDGAR (Accession No. 950116-06-000107) on February 28, 1996.
    (5) Articles Supplementary with respect to the creation of the ABCAT Shares Class incorporated by reference to Exhibit 1(e) to Post-Effective Amendment No. 14 to Registrant's Registration Statement on Form N-1A (File No. 33-21119), filed with the Securities and Exchange Commission via EDGAR (Accession No. 950116-97-000363) on February 26, 1997.
    (6) Articles Supplementary dated October 23, 1998, incorporated by reference to Post-Effective Amendment No. 16 to Registrant's Registration Statement on Form N-1A (File No. 33-21119), filed with the Securities and Exchange Commission via EDGAR on December 30, 1998.
    (7) Articles of Amendment dated February 16, 1999, incorporated by reference to Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A (File No. 33-21119), filed with the Securities and Exchange Commission via EDGAR on January 18, 2000.
(b) (1) By-Laws as amended through July 28, 1999, incorporated by reference to Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A (File No. 33-21119), filed with the Securities and Exchange Commission via EDGAR on January 18, 2000.
(c) Instruments Defining Rights of Securities Holders incorporated by reference to Exhibit 1(Articles of Incorporation) of Post-Effective Amendments Nos. 10, 11 and 14 to Registrant's Registration Statement on Form N-1A (File No. 33-21119), filed with the Securities and Exchange Commission via EDGAR on August 18, 1995, February 28, 1996 and
        February 26, 1997, respectively, and Exhibit 2 (By-Laws) of Post-Effective Amendment No. 14 to such Registration Statement filed with the Securities and Exchange Commission via EDGAR on February 26, 1997.
(d) (1) Investment Advisory Agreement dated June 4, 1999, between Registrant and Investment Company Capital Corp., incorporated by reference to Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A (File No. 33-21119), filed with the Securities and Exchange Commission via EDGAR on January 18, 2000.
    (2) Investment Sub-Advisory Agreement dated June 4, 1999, between Registrant, Investment Company Capital Corp. and Alex. Brown Capital Advisory & Trust Company (now known as Brown Investment Advisory & Trust), incorporated by reference to Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A (File No. 33-21119), filed with the Securities and Exchange Commission via EDGAR on January 18, 2000.
(e) (1) Distribution Agreement dated as of August 31, 1997 between Registrant and ICC Distributors, Inc. incorporated by reference to Exhibit (6)(a) to Post-Effective Amendment No. 15 to Registrant's Registration Statement on Form N-1A (File No. 33-21119), filed with the Securities and Exchange Commission via EDGAR (Accession No. 950116-98-000482) on February 26, 1998.
    (2) Form of Sub-Distribution Agreement between ICC Distributors, Inc. and Participating Dealers incorporated by reference to Exhibit (6)(b) to Post-Effective Amendment No. 15 to Registrant's Registration Statement on Form N-1A (File No. 33-21119), filed with the Securities and Exchange Commission via EDGAR (Accession No. 950116-98-000482) on February 26, 1998.
    (3) Shareholder Servicing Agreement between Registrant and Shareholder Servicing Agents incorporated by reference to Exhibit (6)(c) to Post-Effective Amendment No. 15 to Registrant's Registration Statement on Form N-1A (File No. 33-21119), filed with the Securities and Exchange Commission via EDGAR (Accession No. 950116- 98-000482) on February 26, 1998.
    (4) Form of Appendix to the Distribution Agreement between Registrant and ICC Distributors, Inc, (4) filed herewith.
(f)     None.
(g) Custodian Agreement dated June 5, 1998, between Registrant and Bankers Trust Company, incorporated by reference to Post-Effective Amendment
        No. 16 to Registrant's Registration Statement on Form N-1A (File No. 33-21119), filed with the Securities and Exchange Commission via EDGAR on December 30, 1998.
(h) (1) Master Services Agreement dated September 1, 2000, between Registrant and Investment Company Capital Corp. with Appendices for the provision of Transfer Agency and Accounting Services, filed herewith.
    (2) Form of Letter Agreement regarding Transfer Agency Services Fee between Registrant and Investment Company Capital Corp., filed herewith.
    (3) Form of Letter Agreement regarding Accounting Services Fee between Registrant and Investment Company Capital Corp., filed herewith.
    (4) Master License Agreement dated September 1, 2000, with Deutsche Banc Alex. Brown LLC, filed herewith.
(i)     Opinion of Counsel, filed herewith.
(j)     Consent of PricewaterhouseCoopers LLP, filed herewith.
(k)     None.
(l) Subscription Agreements between Registrant and Investors incorporated by reference to Exhibit 13 to Post-Effective No. 10 to Registrant's Registration Statement on Form N-1A (File No. 33-21119), filed with the Securities and Exchange Commission via EDGAR (Accession No. 950116-95-000392) on August 18, 1995.

(m) (1) Distribution Plan with respect to Flag Investors Emerging Growth Fund Class A Shares incorporated by reference to Exhibit (15)(a) to Post-Effective No. 10 to Registrant's Registration Statement on Form N-1A (File No. 33-21119), filed with the Securities and Exchange Commission via EDGAR (Accession No. 950116-95-000392) on August 18, 1995.
    (2) Distribution Plan with respect to Flag Investors Emerging Growth Fund Class B Shares incorporated by reference to Exhibit (15)(b) to Post-Effective Amendment No. 12 to Registrant's Registration Statement on Form N-1A (File No. 33-21119), filed with the Securities and Exchange Commission via EDGAR (Accession No. 950116-96-000161) on March 25, 1996.
    (3) Amended Distribution Plan with respect to Flag Investors Emerging Growth Fund Class A Shares incorporated by reference to Exhibit (15)(c) to Post-Effective Amendment No. 15 to Registrant's Registration Statement on Form N-1A (File No. 33-21119), filed with the Securities and Exchange Commission via EDGAR (Accession No. 950116-98-000482) on February 26, 1998.
    (4) Amended Distribution Plan with respect to Flag Investors Emerging Growth Fund Class B Shares incorporated by reference to Exhibit (15)(d) to Post-Effective Amendment No. 15 to Registrant's Registration Statement on Form N-1A (File No. 33-21119), filed with the Securities and Exchange Commission via EDGAR (Accession No. 950116-98-000482) on February 26, 1998.
    (5) Distribution Plan with respect to Flag Investors Emerging Growth Fund Class C Shares, incorporated by reference to Exhibit (m)(5) to Post-Effective Amendment No. 23 to Registrant's Registration Statement on Form N-1A (File No. 33-21119), filed with the Securities and Exchange Commission via EDGAR on July 31, 2000.
(n)     Financial Data Schedule, not applicable.
(o) (1) Rule 18f-3 Plan incorporated by reference to Exhibit (18)(a) to Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A (File No. 33-21119), filed with the Securities and Exchange Commission via EDGAR (Accession No. 950116-96-001119) on October 18, 1996.
    (2) Rule 18f-3 Plan, as amended through March 26, 1997, incorporated by reference to Exhibit (18)(b) to Post-Effective Amendment No. 14 to Registrant's Registration Statement on Form N-1A (File No. 33-21119), filed with the Securities and Exchange Commission via EDGAR (Accession No. 950116-97-000363) on February 26, 1997.
    (3) Amended Rule 18f-3 Plan, incorporated by reference to Post-Effective Amendment No. 16 to Registrant's Registration Statement on Form N-1A (File No. 33-21119), filed with the Securities and Exchange Commission via EDGAR on December 30, 1998.
    (4) Rule 18f-3 Plan, as amended through March 22, 2000, incorporated by reference to Exhibit (n)(4) to Post Effective Amendment No. to Registrant's Registration Statement on Form N-1A (File No. 33-21119), filed with the Securities and Exchange Commission via EDGAR on July 31, 2000 .
(p) (1) Flag Investors Funds Consolidated Code of Ethics, filed herewith.
    (2) Deutsche Asset Management Code of Ethics - Applicable to the Deutsche Asset Management Mutual Funds Group, effective January 1, 2001, filed herewith.
    (3) Brown Investment Advisory & Trust Company Code of Ethics dated
        December 1, 2000, filed herewith.
(q)     Powers of Attorney, filed herewith.

Item 24.  Persons Controlled by or under Common Control with Registrant.
None.

Item 25.  Indemnification.

Section 17(h) of the Investment Company Act of 1940, as amended (the "1940 Act"), MD Corps. & Ass'ns Code Ann. Section 2-418 (1985 repl. vol.) and Article VIII of Registrant's Articles of Incorporation, provide that in certain situations the Registrant may indemnify any person who was or is a director, officer or employee of the Registrant against all liabilities and expenses, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and counsel fees reasonably incurred by any such indemnified person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body except with respect to any matter as to which such person shall have been finally adjudicated in any such action, suit or other proceeding (a) not to have acted in good faith in the reasonable belief that such person's action was in the best interests of the Registrant or (b) to be liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office. Expenses, including counsel fees so incurred by any such person, shall be paid from time to time by the Registrant in advance of the final disposition of any such action, suit or proceeding upon receipt of an undertaking by or on behalf of such person to repay amounts so paid to the Registrant if it is ultimately determined that indemnification of such expenses is not authorized under the Articles of Incorporation, provided, however, that either (a) such person shall have provided appropriate security for such undertaking, (b) the Registrant shall be insured against losses arising from any such advance payments or (c) either a majority of the Directors who are not "interested persons" of the Registrant as defined in Section 2(a)(19) of the 1940 Act acting on the matter (provided that a majority of the Directors who are not "interested persons" then in office act on the matter), or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts that there is reason to believe that such person will be found entitled to indemnification under the Articles of Incorporation.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1940 Act and is, therefore, unenforceable. In the event of a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person in connection with the securities being registered) the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1940 Act and will be governed by the final adjudication of such issue. In the absence of a determination by a court of competent jurisdiction, the determinations that indemnification against such liabilities is proper, and advances can be made, are made by a majority of a quorum of the disinterested, non-party directors of the Fund, or an independent legal counsel in a written opinion, based on review of readily available facts.

Item 26. Business and Other Connections of Investment Advisor.

During the last two fiscal years, no director or officer of Investment Company Capital Corp., the Registrant's investment advisor, has engaged in any other business, profession, vocation or employment of a substantial nature other than that of the business of investment management and, through affiliates, investment banking.

During the last two fiscal years, no director or officer of Brown Investment Advisory & Trust, the Registrant's investment sub-advisor, has engaged in any other business, profession, vocation or employment of a substantial nature other than that of the business of investment management and, through affiliates, investment banking.

Item 27.  Principal Underwriters

(a) ICC Distributors, Inc., the Distributor for shares of the Registrant, acts as principal underwriter for the following open-end investment companies: BT Advisor Funds, BT Institutional Funds, BT Pyramid Mutual Funds, Cash Management Portfolio, Intermediate Tax Free Portfolio, Tax Free Money Portfolio, NY Tax Free Money Portfolio, Treasury Money Portfolio, International Equity Portfolio, Equity 500 Index Portfolio, Capital Appreciation Portfolio, Asset Management Portfolio, BT Investment Portfolios, Deutsche Banc Alex. Brown Cash Reserve Fund, Inc., Flag Investors Communications Fund, Inc., Flag Investors Emerging Growth Fund, Inc., the Flag Investors Total Return U.S. Treasury Fund Shares of Total Return U.S. Treasury Fund, Inc., the Flag Investors Managed Municipal Fund Shares of Managed Municipal Fund, Inc., Flag Investors Short-Intermediate Income Fund, Inc., Flag Investors Value Builder Fund, Inc., Flag Investors Real Estate Securities Fund, Inc., Flag Investors Equity Partners Fund, Inc., Flag Investors Series Funds, Inc. (formerly, Flag Investors International Fund, Inc.), Flag Investors Funds, Inc. (formerly, Deutsche Funds, Inc.), Flag Investors Portfolios Trust (formerly, Deutsche Portfolios), Morgan Grenfell Investment Trust, Glenmede Fund, Inc. and Glenmede Portfolios.

(b) Names and Principal     Position and Offices           Position and Offices
    Business Address*       with Principal Underwriter     with Registrant

     John Y. Keffer         President                      None
     Ronald H. Hirsch       Treasurer                      None
     Nanette K. Chern       Chief Compliance Officer       None
     David I. Goldstein     Secretary                      None
     Benjamin L. Niles      Vice President                 None
     Frederick Skillin      Assistant Treasurer            None
     Marc D. Keffer         Assistant Secretary            None

----------
*    Two Portland Square
     Portland, ME  04101

(c)  Not Applicable.

Item 28.  Location of Accounts and Records.

Investment Company Capital Corp. ("ICCC") (Registrant's investment advisor, transfer agent, dividend disbursing agent and accounting services provider), One South Street, Baltimore, Maryland 21202, maintains physical possession of each such account, book or other document of the Registrant, except for those maintained by the Registrant's sub-advisor, Brown Investment Advisory & Trust Company ("Brown Trust"), Registrant's distributor, ICC Distributors, Inc., Two Portland Square, Portland, Maine 04101, or by the Registrant's custodian, Bankers Trust Company, 130 Liberty Street, New York, New York, 10006.

In particular, with respect to the records required by Rule 31a-1(b)(1), ICCC and Brown Trust maintain physical possession of all journals containing itemized daily records of all purchases and sales of securities, including sales and redemptions of Fund securities, and Bankers Trust Company maintains physical possession of all receipts and deliveries of securities (including certificate numbers if such detail is not recorded by the custodian or transfer agent), all receipts and disbursements of cash, and all other debts and credits.


Item 29.  Management Services.

Not Applicable.

Item 30.  Undertakings.

Not Applicable.

       Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, FLAG INVESTORS EMERGING GROWTH FUND, INC., certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Baltimore, in the State of Maryland, on the 27th day of February, 2001.

                                    FLAG INVESTORS EMERGING GROWTH FUND, INC.

                                By: /s/ Richard T. Hale*
                                    ----------------------------
                                    Richard T. Hale
                                    President and Director

       Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following persons in the capacities on the date indicated:

Name                             Title                               Date
----                             -----                               ----

/s/ Truman T. Semans*            Chairman and Director       February 27, 2001
-------------------------
Truman T. Semans

/s/ Richard R. Burt*             Director                    February 27, 2001
-------------------------
Richard R. Burt

/s/ Richard T. Hale*             President and Director      February 27, 2001
-------------------------
Richard T. Hale

/s/ Louis E. Levy*               Director                    February 27, 2001
-------------------------
Louis E. Levy

/s/ Eugene J. McDonald*          Director                    February 27, 2001
-------------------------
Eugene J. McDonald

/s/ Rebecca W. Rimel*            Director                    February 27, 2001
-------------------------
Rebecca W. Rimel

/s/ Robert H. Wadsworth*         Director                    February 27, 2001
-------------------------
Robert H. Wadsworth

/s/ Carl W. Vogt*                Director                    February 27, 2001
-------------------------
Carl W. Vogt, Esq.

/s/ Charles A. Rizzo*           Chief Financial and          February 27, 2001
-------------------------       Accounting Officer
Charles A. Rizzo


By:/s/ Daniel O. Hirsch          Attorney-In-Fact            February 27, 2001
   ----------------------
       Daniel O. Hirsch

* By Power of Attorney.

RESOLVED, that Edward J. Veilleux, Amy M. Olmert and Daniel O. Hirsch are authorized to sign the Registration Statements on Form N-1A, and any Post-Effective Amendments thereto, of each Fund in the FLAG FUNDS COMPLEX on behalf of each Fund's President pursuant to a properly executed power of attorney.

RESOLVED, that Edward J. Veilleux, Amy M. Olmert and Daniel O. Hirsch are authorized to sign the Registration Statements on Form N-1A, and any Post-Effective Amendments thereto, of each Fund in the FLAG FUNDS COMPLEX on behalf of each Fund's Chief Financial Officer pursuant to a properly executed power of attorney.